                                 Long Term Portfolio Series 103
                                              File No. 33-35680
                            Investment Company Act No. 811-3676


              SECURITIES AND EXCHANGE COMMISSION
                    WASHINGTON, D.C.  20549

                POST-EFFECTIVE AMENDMENT NO. 6
                          TO FORM S-6

For Registration Under the Securities Act of 1933 of Securities of Unit Investment Trusts Registered on Form N-8B-2

     A.   Exact name of Trust:

          DEAN WITTER SELECT MUNICIPAL TRUST
          LONG TERM PORTFOLIO SERIES 103

     B.   Name of Depositor:

          DEAN WITTER REYNOLDS INC.

     C. Complete address of Depositor's principal executive office:

          DEAN WITTER REYNOLDS INC.
          Two World Trade Center
          New York, New York  10048

     D.   Name and complete address of agent for service:

          Mr. Michael D. Browne
          Dean Witter Reynolds Inc.
          Unit Trust Department
          Two World Trade Center, 59th Floor
          New York, New York  10048

          Copy to:

          Kenneth W. Orce, Esq.
          Cahill Gordon & Reindel
          80 Pine Street
          New York, New York  10005

          Check box if it is proposed that this filing should /x/ become effective immediately upon filing pursuant to paragraph(b) of Rule 485.

                           Cross Reference Sheet

                  Pursuant to Rule 404(c) of Regulation C
                     under the Securities Act of 1933

               (Form N-8B-2 Items required by Instruction 1
                       as to Prospectus on Form S-6)



Form N-8B-2                                     Form S-6
Item Number                                     Heading in Prospectus


      I.  Organization and General Information

1.    a)    Name of Trust                       Front Cover
      b)    Title of securities issued

2.    Name and address of Depositor             Table of Contents

3.    Name and address of Trustee               Table of Contents

4.    Name and address of principal             Table of Contents
      Underwriter

5.    Organization of Trust                     Introduction

6.    Execution and termination of              Introduction; Amendment
      Indenture                                 and Termination of the
                                                Indenture

7.    Changes of name                           <F30>

8.    Fiscal Year                               Included in Form N-8B-2

9.    Litigation                                <F30>

      II.  General Description of the Trust
           and Securities of the Trust

10.   General Information regarding
      Trust's Securities and Rights
      of Holders

      a)    Type of Securities                  Rights of Unit Holders
            (Registered or Bearer)

      b)    Type of Securities                  Administration of the
____________________

<F30>   Not applicable, answer negative or not required.

Form N-8B-2                                     Form S-6
Item Number                                     Heading in Prospectus

            (Cumulative or                      Trust-Distribution
            Distributive)

      c)    Rights of Holders as to             Redemption; Public
            Withdrawal or Redemption            Offering of Units-
                                                Secondary Market

      d)    Rights of Holders as to             Public Offering of Units-
            conversion, transfer, etc.          Secondary Market;
                                                Exchange Option;
                                                Redemption; Rights of
                                                Unit Holders-Certificates

      e)    Lapses or defaults with             <F30>
            respect to periodic payment
            plan certificates

      f)    Voting rights as to                 Rights of Unit Holder-
            Securities under the                Certain Limitations
            Indenture

      g)    Notice to Holders as to             Amendment and Termina-
            change in:                          tion of the Indenture

            1)    Assets of Trust               Administration of the
                                                Trust-Reports to Unit
                                                Holders; The
                                                Trust-Summary Description
                                                of the Portfolios

            2)    Terms and Conditions          Amendment and Termination
                  of Trust's Securities         of the Indenture

            3)    Provisions of Trust           Amendment and Termination
                                                of the Indenture

            4)    Identity of Depositor         Sponsor; Trustee
                  and Trustee

      h)    Security Holders consent
            required to change:

            1)    Composition of assets         Amendment and Termination
                  of Trust                      of the Indenture

            2)    Terms and conditions          Amendment and Termination
____________________

<F30>   Not applicable, answer negative or not required.

Form N-8B-2                                     Form S-6
Item Number                                     Heading in Prospectus

                  of Trust's Securities         of the Indenture

            3)    Provisions of Indenture       Amendment and Termination
                                                of the Indenture

            4)    Identity of Depositor         <F30>
                  and Trustee

                  (i)  Other Provisions         Cover of Prospectus; tax
                                                status

11.   Type of securities comprising             The Trust-Summary
      units                                     Description of the
                                                Portfolios; Objectives
                                                and Securities Selection;
                                                The Trust-Special
                                                Considerations

12.   Type of securities comprising             <F30>
      periodic payment certificates

13.   a)    Load, fees, expenses, etc.          Summary of Essential
                                                Information; Public
                                                Offering of Units-Public
                                                Offering Price;-Profit of
                                                Sponsor;-Volume Discount;
                                                Expenses and Charges

      b)    Certain information                 <F30>
            regarding periodic payment
            certificates

      c)    Certain percentages                 Summary of Essential
                                                Information; Public
                                                Offering of Units-Public
                                                Offering Price;
                                                -Profit of Sponsor;
                                                -Volume Discount

      d)    Price differentials                 Public Offering of Units
                                                - Public Offering Price

      e)    Certain other fees, etc.            Rights of Unit Holders -
            payable by holders                  Certificates

      f)    Certain profits receivable          Redemption -- Purchase by
____________________

<F30>   Not applicable, answer negative or not required.

Form N-8B-2                                     Form S-6
Item Number                                     Heading in Prospectus

            by depositor, principal             the Sponsors of Units
            underwriters, trustee or            Tendered for Redemption
            affiliated persons

      g)    Ratio of annual charges             <F30>
            to income

14.   Issuance of trust's securities            Introduction; Rights of
                                                Unit Holders -
                                                Certificates

15.   Receipt and handling of                   Public Offering of Units-
      payments from purchasers                  Profit of Sponsor

16.   Acquisition and disposition               Introduction; Amendment
      of underlying securities                  and Termination of the
                                                Indenture; Objectives and
                                                Securities Selection; The
                                                Trust-Summary Description
                                                of the Portfolio;
                                                Sponsor-Responsibility

17.   Withdrawal or redemption                  Redemption; Public Offer-
      by Security Holders                       ing of Units-Secondary
                                                Market;

18.   a)    Receipt and disposition             Administration of the
            of income                           Trust; Reinvestment
                                                Programs

      b)    Reinvestment of                     Reinvestment Programs
            distributions

      c)    Reserves or special fund            Administration of the
                                                Trust-Distribution

      d)    Schedule of distribution            <F30>

19.   Records, accounts and report              Administration of the
                                                Trust-Records and
                                                Accounts;-Reports to Unit
                                                Holders

20.   Certain miscellaneous                     Amendment and Termination
      provisions of the Indenture               of the Indenture; Sponsor
                                                - Limitation on Liability
____________________

<F30>   Not applicable, answer negative or not required.

Form N-8B-2                                     Form S-6
Item Number                                     Heading in Prospectus

                                                - Resignation; Trustee -
                                                - Limitation on Liability
                                                - Resignation

21.   Loans to security holders                 <F30>

22.   Limitations on liability                  Sponsor, Trustee;
                                                Evaluator - Limitation on
                                                Liability

23.   Bonding arrangements                      Included on Form N-8B-2

24.   Other material provisions of              <F30>
      the Indenture

      III.  Organization Personnel and
             Affiliated Persons of Depositor

25.   Organization of Depositor                 Sponsor

26.   Fees received by Depositor                Expenses and Charges -
                                                fees; Public Offering of
                                                Units-Profit of Sponsor

27.   Business of Depositor                     Sponsor and Included in
                                                Form N-8B-2

28.   Certain information as to                 Included in Form N-8B-2
      officials and affiliated
      persons of Depositor

29.   Voting securities of Depositor            Included in Form N-8B-2

30.   Persons controlling Depositor             <F30>

31.   Payments by Depositor for                 <F30>
      certain other services

32.   Payments by Depositor for                 <F30>
      certain other services
      rendered to trust

33.   Remuneration of employees of              <F30>
      Depositor for certain services
      rendered to trust

____________________

<F30>   Not applicable, answer negative or not required.

Form N-8B-2                                     Form S-6
Item Number                                     Heading in Prospectus

34.   Remuneration of other                     <F30>
      persons for certain services
      rendered to trust

      IV.  Distribution and Redemption of Securities

35.   Distribution of trust's                   Public Offering of Units-
      securities by states                      Public Distribution

36.   Suspension of sales of                    <F30>
      trust's securities

37.   Revocation of authority to                <F30>
      distribute

38.   a)    Method of distribution              Public Offering of Units
      b)    Underwriting agreements
      c)    Selling agreements

39.   a)    Organization of principal           Sponsor
            underwriter
      b)    N.A.S.D. membership of
            principal underwriter

40.   Certain fees received by                  Public Offering of Units-
      principal underwriter                     Profit of Sponsor

41.   a)    Business of principal               Sponsor
            underwriter

      b)    Branch officers of principal        <F30>
            underwriter

      c)    Salesman of principal               <F30>
            underwriter

42.   Ownership of trust's securities           <F30>
      by certain persons

43.   Certain brokerage commissions             <F30>
      received by principal underwriter

44.   a)    Method of valuation                 Public Offering of Units

      b)    Schedule as to offering             <F30>
            price

____________________

<F30>   Not applicable, answer negative or not required.

Form N-8B-2                                     Form S-6
Item Number                                     Heading in Prospectus

      c)    Variation in offering               Public Offering of Units-
            price to certain persons            -Volume Discount;
                                                Exchange option

45.   Suspension of redemption rights           <F30>

46.   a)    Redemption valuation                Public Offering of Units-
                                                Secondary Market;
                                                Redemption

      b)    Schedule as to redemption           <F30>
            price

47.   Maintenance of position in                See items 10(d), 44 and
      underlying securities                     46

      V.  Information concerning the Trustee or Custodian

48.   Organization and regulation               Trustee
      of Trustee

49.   Fees and expenses of Trustee              Expenses and Charges

50.   Trustee's lien                            Expenses and Charges

      VI.  Information concerning Insurance
            of Holders of Securities

51.   a)    Name and address of                 <F30>
            Insurance Company

      b)    Type of policies                    <F30>

      c)    Type of risks insured and           <F30>
            excluded

      d)    Coverage of policies                <F30>

      e)    Beneficiaries of policies           <F30>

      f)    Terms and manner of                 <F30>
            cancellation

      g)    Method of determining               <F30>
            premiums

____________________

<F30>   Not applicable, answer negative or not required.

Form N-8B-2                                     Form S-6
Item Number                                     Heading in Prospectus

      h)    Amount of aggregate                 <F30>
            premiums paid

      i)    Who receives any part of            <F30>
            premiums

      j)    Other material provisions           <F30>
            of the Trust relating to
            insurance

      VII.  Policy of Registrant

52.   a)    Method of selecting and             Introduction; Objectives
            eliminating securities              and Securities Selection;
            from the Trust                      The Trust - Summary
                                                Description of the
                                                Portfolio; Sponsor -
                                                Responsibility

      b)    Elimination of securities           <F30>
            from the Trust

      c)    Policy of Trust regarding           Introduction; Objectives
            substitution and                    and Securities Selection;
            elimination of securities           Sponsor - Responsibility

      d)    Description of any                  <F30>
            fundamental policy of the
            Trust

53.   Taxable status of the                     Cover of Prospectus; Tax
      Trust                                     Status

      VIII.  Financial and Statistical Information

54.   Information regarding the                 <F30>
      Trust's past ten fiscal years

55.   Certain information regarding             <F30>
      periodic payment plan
      certificates

56.   Certain information regarding             <F30>
      periodic payment plan
      certificates

____________________

<F30>   Not applicable, answer negative or not required.

Form N-8B-2                                     Form S-6
Item Number                                     Heading in Prospectus

57.   Certain information regarding             <F30>
      periodic payment plan
      certificates

58.   Certain information regarding             <F30>
      periodic payment plan
      certificates

59.   Financial statements                      Statement of Financial
      (Instruction 1(c) to Form S-6)            Condition

____________________

<F30>   Not applicable, answer negative or not required.

LOGO

DEAN WITTER SELECT
MUNICIPAL TRUST

LONG TERM PORTFOLIO SERIES 103

(A Unit Investment Trust)
_______________________________________________________________
This Trust was formed for the purpose of providing interest income which in the opinion of bond counsel is, under existing law, excludable from gross income for Federal income tax purposes (except in certain instances depending on the Unit Holders) through investment in a fixed portfolio consisting primarily of investment grade long-term state, municipal and public authority debt obligations. The value of the Units of the Trust will fluctuate with the value of the portfolio of underlying Securities. Minimum Purchase: 1 Unit.
_______________________________________________________________
This Prospectus consists of two parts. Part A contains a Summary of Essential Information and descriptive material relating to the Trust, and the portfolio and financial statements of the Trust. Part B contains a general description of the Trust. Part A may not be distributed unless accompanied by Part B.
_______________________________________________________________

The Initial Public Offering of Units in the Trust has been completed. The Units offered hereby are issued and outstanding Units which have been acquired by the Sponsor either by purchase from the Trustee of Units tendered for redemption or in the Secondary Market.
_______________________________________________________________

Sponsor:    LOGO                  DEAN WITTER REYNOLDS INC.
_______________________________________________________________
THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
_______________________________________________________________
Read and retain both parts of this Prospectus for future reference.

Units of the Trust are not deposits or obligations of, or guaranteed or endorsed by, any bank, and the Units are not federally insured by the Federal Deposit Insurance Corporation, Federal Reserve Board, or any other agency.

                 Prospectus Part A dated December 14, 1995

THIS PROSPECTUS DOES NOT CONTAIN ALL OF THE INFORMATION WITH RESPECT TO THE INVESTMENT COMPANY SET FORTH IN ITS REGISTRATION STATEMENT AND EXHIBITS RELATING THERETO WHICH HAVE BEEN FILED WITH THE SECURITIES AND EXCHANGE COMMISSION, WASHINGTON, D.C., UNDER THE SECURITIES ACT OF 1933 AND THE INVESTMENT COMPANY ACT OF 1940, AND TO WHICH REFERENCE IS HEREBY MADE.

                    DEAN WITTER SELECT MUNICIPAL TRUST
                      LONG TERM PORTFOLIO SERIES 103


                             TABLE OF CONTENTS

      PART A                                                         Page

      Table of Contents...........................................   A-1
      Summary of Essential Information............................   A-3
      Independent Auditor's Report................................   F-1

      PART B

      Introduction................................................    1
      The Trust...................................................    2
             Special Considerations...............................    2
             Summary Description of the Portfolios................    3
      Insurance on the Securities in an Insured Trust.............    21
      Objectives and Securities Selection.........................    25
      The Units...................................................    26
      Tax Status..................................................    27
      Public Offering of Units....................................    32
             Public Offering Price................................    32
             Public Distribution..................................    33
             Secondary Market.....................................    34
             Profit of Sponsor....................................    35
             Volume Discount......................................    35
      Exchange Option.............................................    36
      Reinvestment Programs.......................................    37
      Redemption..................................................    38
             Tender of Units......................................    38
             Computation of Redemption Price per Unit.............    39
             Purchase by the Sponsor of Units
               Tendered for Redemption............................    39
      Rights of Unit Holders......................................    40
             Certificates.........................................    40
             Certain Limitations..................................    40
      Expenses and Charges........................................    40
             Initial Expenses.....................................    40
             Fees.................................................    40
             Other Charges........................................    41

                                                                      Page

      Administration of the Trust.................................    42
             Records and Accounts.................................    42
             Distribution.........................................    42
             Distribution of Interest and Principal...............    42
             Reports to Unit Holders..............................    44
      Sponsor.....................................................    45
      Trustee.....................................................    47
      Evaluator...................................................    48
      Amendment and Termination of the Indenture..................    49
      Legal Opinions..............................................    50
      Auditors....................................................    50
      Bond Ratings................................................    50
      Federal Tax Free vs. Taxable Income.........................    54


                                 Sponsor:

                         Dean Witter Reynolds Inc.
                          Two World Trade Center
                         New York, New York  10048

                                Evaluator:

                       Kenny S&P Evaluation Services
                    A Division of J.J. Kenny Co., Inc.
                                65 Broadway
                         New York, New York  10006

                                 Trustee:

              The Chase Manhattan Bank (National Association)
                          1 Chase Manhattan Plaza
                         New York, New York  10081


NO PERSON IS AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS WITH RESPECT TO THIS INVESTMENT COMPANY NOT CONTAINED IN THIS PROSPECTUS; AND ANY INFORMATION OR REPRESENTATION NOT CONTAINED HEREIN MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL, OR A SOLICITATION OF AN OFFER TO BUY, SECURITIES IN ANY STATE TO ANY PERSON TO WHOM IT IS NOT LAWFUL TO MAKE SUCH OFFER IN SUCH STATE.


                                     SUMMARY OF ESSENTIAL INFORMATION

                                    DEAN WITTER SELECT MUNICIPAL TRUST
                                      LONG TERM PORTFOLIO SERIES 103

                                          As of October 31, 1995




FACE AMOUNT OF SECURITIES          $4,720,000.00      DAILY RATE AT WHICH ESTIMATED NET
                                                        INTEREST ACCRUES PER UNIT                  .0193%
NUMBER OF UNITS                            4,929
                                                      ESTIMATED CURRENT RETURN (based on
                                                        Public Offering Price)<F2>                6.707%
FRACTIONAL UNDIVIDED INTEREST IN THE
  TRUST REPRESENTED BY EACH UNIT       1/4,929th      ESTIMATED LONG TERM RETURN (based on
                                                        Public Offering Price)<F2>                5.295%

                                                      MONTHLY INTEREST DISTRIBUTIONS
PUBLIC OFFERING PRICE
                                                        Estimated net annual interest rate
  Aggregate bid side evaluation                           per Unit times $1,000                 $69.52
    of Securities in the Trust     $4,902,056.00        Divided by 12                           $ 5.79

  Divided by 4,929 Units           $      994.53      RECORD DATE:  The ninth day of each month

  Plus sales charge of 4.067% of
    Public Offering Price (4.239%                     DISTRIBUTION DATE:  The fifteenth
    of net amount invested in                           day of each month
    Securities)                            42.03<F3>
                                                      MINIMUM PRINCIPAL DISTRIBUTION:  No
Public Offering Price per Unit          1,036.56        distribution need be made from the
                                                        Principal Account if balance therein
  Plus undistributed principal and                      is less than $5 per Unit outstanding
    net investment income and
    accrued interest                       24.44<F1>  TRUSTEE'S ANNUAL FEE AND EXPENSES (includ-
                                                        ing estimated expenses and Evaluator's
    Adjusted Public Offering Price $    1,061.00        fee) $2.30 per $1,000 face amount
                                                        of underlying Securities                $ 2.30

SPONSOR'S REPURCHASE PRICE AND                        SPONSOR'S ANNUAL PORTFOLIO SUPERVISION
  REDEMPTION PRICE PER UNIT                             FEE:  Maximum of $.05 per $1,000
  (based on bid side evaluation of                      face amount of underlying Securities       .05
  underlying Securities, $42.03
  less than Adjusted Public Offering                  TOTAL ESTIMATED ANNUAL EXPENSES
  Price per Unit)                  $    1,018.97        PER UNIT                                $ 2.35

                                                      EVALUATOR'S FEE FOR EACH EVALUATION:  Minimum of
CALCULATION OF ESTIMATED NET                            $8.00 plus $.25 for each issue of underlying
  ANNUAL INTEREST RATE PER UNIT                         Securities in excess of 50 issues (treating
  (based on face amount of $1,000                       separate maturities as separate issues)
  per Unit)
                                                      EVALUATION TIME:  4:00 P.M. New York Time
  Annual interest rate per Unit            7.187%
                                                      MANDATORY TERMINATION DATE:  January 1, 2041
  Less estimated annual expenses per
    Unit ($2.35) expressed as a
    percentage                              .235%     DISCRETIONARY LIQUIDATION AMOUNT:  The In-
                                                        denture may be terminated by the Sponsor if
Estimated net annual interest rate                      the value of the Trust at any time is less
  per Unit                                 6.952%        than $1,500,000.



     <F1>Figure shown includes interest accrued (net of expenses) on the underlying Securities to the expected date of settlement (normally three business days after purchase) for Units purchased on October 31, 1995.

     <F2>The estimated current return and estimated long term return are increased for transactions entitled to a reduced sales charge.  (See "The Units - Estimated Annual Income and Current Return" and "Public Offering of Units - Volume
Discount" in Part B of this Prospectus.)

    <F3>The sales charge is based on the market price of Securities of $4,887,056 after adjusting the bid side evaluation of Securities by a call on $15,000 face amount of Illinois Housing Development Authority bonds on
November 1, 1995.

                                                           A-3


                  SUMMARY OF ESSENTIAL INFORMATION
                               (Continued)


            THE TRUST -- The Dean Witter Select Municipal Trust, Long Term Portfolio Series 103 (the "Trust") is a unit investment trust which was created on November 1, 1990 (the "Date of Deposit"), and is composed of "investment grade" interest-bearing municipal bonds (the "Securities"). (For a description of the meaning of "investment grade" securities, see: "Bond Ratings", in Part B.) The objectives of the Trust are: (1) the receipt of income which, under existing law, is excludable from gross income for Federal income tax purposes (except in certain instances depending on the Unit Holders);
and (2) the conservation of capital. The payment of interest and the preservation of principal in the Trust is dependent on the continuing ability of the respective Issuers of the Securities to meet their obligations to pay principal and interest. Therefore, there is no guarantee that the objectives of the Trust will be achieved. All of the Securities are obligations of states, or of the counties, municipalities or public authorities thereof, or of the District of Columbia. Interest on the Securities, in the opinion of bond counsel or special tax counsel to the Issuers thereof, under existing law, is excludable from gross income for Federal income tax purposes (except in certain instances depending on the Unit Holders). (For a discussion of certain tax aspects of the Trust, see:
"Tax Status", in Part B.)

            OFFERS TO SELL OR THE SOLICITATION OF ORDERS TO BUY MAY ONLY BE MADE IN THOSE JURISDICTIONS IN WHICH THE UNITS OF THIS TRUST HAVE BEEN REGISTERED. INVESTORS SHOULD CONTACT ACCOUNT EXECUTIVES OF THE SPONSOR TO DETERMINE WHETHER THE UNITS OF THIS TRUST HAVE BEEN REGISTERED FOR SALE IN THE STATE IN WHICH THEY RESIDE.

            MONTHLY DISTRIBUTIONS -- Monthly distributions of principal, premium, if any, and interest received by the Trust will be made on or shortly after the fifteenth day of each month to Unit Holders of record on the ninth day of such month. Alternatively, Unit Holders may elect to have their monthly distributions reinvested in either of the Reinvestment Programs of the Sponsor. (See: "Reinvestment Programs", in Part B.)

            PUBLIC OFFERING PRICE -- The Public Offering Price per Unit of the Trust is calculated daily, and is equal to the aggregate bid side evaluation of the underlying Securities, divided by the number of Units outstanding, plus a sales charge calculated by reference to "Sales Charge/Volume Discount", below, plus the per Unit balance in the interest and Principal Accounts. Units are offered at the Public Offering Price, plus accrued interest. (See: "Public Offering of Units", in Part B.)

            ESTIMATED CURRENT RETURN -- The Estimated Current Return shows the return based on the Public Offering Price and is computed by multiplying the estimated net annual interest rate per Unit (which shows the return based on a $1,000 face amount) by $1,000 and dividing the result by the Public Offering Price (not including accrued interest). The net annual interest rate per Unit will vary with changes in the fees and expenses of the Trustee, the Sponsor and the Evaluator and with the exchange, redemption, sale or maturity of the underlying Securities. In addition, the Public Offering Price will vary with fluctuations in the bid side evaluation of the underlying Securities. Therefore, it can be expected that the Estimated Current Return will fluctuate in the future. (See:
"The Units -- Estimated Annual Income and Current Return", in
Part B.)

            MARKET FOR UNITS -- The Sponsor, though not obligated to do so, intends to maintain a market for the Units based on the aggregate bid side evaluation of the underlying Securities, as more fully described in Part B -- "Public Offering of Units
-- Secondary Market". If such market is not maintained, a Unit Holder will be able to dispose of its Units through redemption at prices based on the aggregate bid side evaluation of the underlying Securities. (See: "Redemption", in Part B.)
Market conditions may cause such prices to be greater or less than the amount paid for Units.

            SPECIAL CONSIDERATIONS -- An investment in Units of the Trust should be made with an understanding of the risks which an investment in fixed-rate long-term debt obligations may entail, including the risk that the value of the Units will decline with increases in interest rates. The Trust is considered to be concentrated in Prerefunded/Escrowed to Maturity Securities (32.65% of the aggregate market value of the Portfolio). (See: "The Trust -- Special Considerations" and "The Trust -- Summary Description of the Portfolios", in Part B. See also: "Special Characteristics of the Trust", herein, for a discussion of additional risks relating to the Units of the Trust.)

            SPECIAL CHARACTERISTICS OF THE TRUST -- The Portfolio of the Trust consists of thirteen issues of Securities, twelve of which were issued by Issuers located in ten states and one of which (approximately 10.85% of the aggregate market value of the Portfolio) was issued by an Issuer located in the District of Columbia. None of the issues of Securities is a general obligation of an Issuer. All thirteen issues of Securities, while not backed by the taxing power of the Issuer, are payable from revenues or receipts derived from specific projects or other available sources. The Trust contains the following categories of Securities:

                                          Percentage of Aggregate
                                      Market Value of Trust Portfolio
Category of Security                     (as of December 1, 1995)

Electric and Power ................                    11.12%
Health Care and Hospital ..........                    19.83%
Higher Education ..................                    10.85%
Housing ...........................                    12.24%
State Appropriation ...............                    10.21%
Water and Sewer and
  Solid Waste .....................                     3.10%
Prerefunded/Escrowed to
  Maturity ........................                    32.65%
Original Issue Discount ...........                    58.69%

            See: "The Trust -- Summary Description of the Portfolios", in Part B, for a summary of the investment risks associated with the type of Securities contained in the Trust.
See: "Tax Status", in Part B, for a discussion of certain tax considerations with regard to Original Issue Discount.

            Securities representing approximately 9.30% of the aggregate market value of the Portfolio are currently subject to redemption from mandatory sinking fund payments. Securities representing approximately 14.15% of the aggregate market value of the Portfolio are currently subject to redemption at the option of the Issuer thereof. Securities representing approximately 10.53%, 10.78% and 20.36% of the aggregate market value of the Portfolio are subject to redemption at the option of the Issuer thereof beginning in 1996, 1997 and 1998, respectively. (See: "Schedule of Portfolio Securities", herein, and "The Trust -- Summary Description of the Portfolios -- Additional Securities Considerations -- Redemption of Securities", in Part B.)

            On December 1, 1995, based on the bid side of the market, the aggregate market value of Securities in the Portfolio was $4,915,987.20.

            The Securities in the Portfolio of the Trust were chosen in part on the basis of their respective maturity dates. A long term Trust contains obligations maturing in 15 years or more from the Date of Deposit. The maturity date of the Trust is January 1, 2041; the latest maturity of a Security therein is August 2028; and the average life to maturity (or date of pre-refunding of a bond) of the Portfolio of Securities therein is 15.643 years. The actual maturity dates of each of the Securities contained in the Portfolio are shown on the "Schedule of Portfolio Securities", herein.

            The Trustee shall receive annually 72 cents per $1,000 principal amount of Securities in the Portfolio for its services as Trustee. See: "Expenses and Charges", in Part B, for a description of other fees and charges which may be incurred by the Trust.

            On December 1, 1995, Standard & Poor's Corporation rated ten of the Securities in the Portfolio as follows:
32.45%-AAA, 10.85%-AA, 25.29%-A and 10.21%-BBB; and Moody's
Investors Service rated two of the Securities as follows:
10.51%-Aaa and 1.39%-Aa. 9.30% of the Securities are not rated; however, in the opinion of the Sponsor, these Securities have credit characteristics comparable to investment grade securities. (See: "Schedule of Portfolio Securities", herein, and "Bond Ratings", in Part B.) A Security in the Portfolio may subsequently cease to be rated or the rating assigned may be reduced below the minimum requirements of the Trust for the acquisition of Securities. While such events may be considered by the Sponsor in determining whether to direct the Trustee to dispose of the Security (see: "Sponsor -- Responsibility", in Part B), such events do not automatically require the elimination of such Security from the Portfolio.

            SALES CHARGE/VOLUME DISCOUNT -- The Public Offering Price per Unit will be computed by dividing the aggregate of the bid prices of the Securities in a Trust by the number of Units outstanding and then adding the appropriate sales charge described below.

            The sales charge will reflect different rates depending upon the maturities of the various underlying Securities. The sales charge per Unit in the secondary market (the "Effective Sales Charge") will be computed by multiplying the Evaluator's determination of the bid side evaluation of each Security by a sales charge determined in accordance with the table set forth below based upon the number of years remaining to the maturity of each such Security, totalling all such calculations, and dividing this total by the number of Units then outstanding. In calculating the date of maturity, a Security will be considered to mature on its stated maturity date unless: (a) the Security has been called for redemption or funds or securities have been placed in escrow to redeem it on an earlier call date, in which case the call date will be deemed the date on which such Security matures; or (b) the Security is subject to a mandatory tender, in which case the mandatory tender date will be deemed the date on which such Security matures.

                                  (as % of bid          (as % of Public
Time to Maturity                 side evaluation)       Offering Price)

Less than six months............            0%                      0%
six months to 1 year............        0.756%                   0.75%
over 1 year to 2 years..........        1.523%                   1.50%
over 2 years to 4 years.........        2.564%                   2.50%
over 4 years to 8 years.........        3.627%                   3.50%
over 8 years to 15 years........        4.712%                   4.50%
over 15 years...................        5.820%                   5.50%

            The Effective Sales Charge per Unit for a sale in the secondary market, as determined above, will be reduced on a graduated scale for sales to any single purchaser on a single day of the specified number of Units of a Trust set forth below.

                                                          Dealer Concession
                                  % of Effective          as % of Effective
Number of Units                    Sales Charge             Sales Charge

1-99............................         100%                     65%
100-249.........................          95%                     62%
250-499.........................          85%                     55%
500-999.........................          70%                     45%
1,000 or more...................          55%                     35%

            To qualify for the reduced sales charge and concession applicable to quantity purchases, the selling dealer must confirm that the sale is to a single purchaser, as described in "Volume Discount" in Part B of the Prospectus.

            Units purchased at an Effective Sales Charge (before volume purchase discount) of less than 3.00% of the Public
Offering Price (3.093% of the bid side evaluation of the Securities) will not be eligible for exchange at a reduced sales charge described under the Exchange Option.

            Dealers purchasing certain dollar amounts of Units during the life of the Trusts may be entitled to additional concessions. The Sponsor reserves the right, at any time and from time to time, to change the level of dealer concessions.

            For further information regarding the volume discount, see: "Public Offering of Units -- Volume Discount", in Part B.

            Note: "Auditors" in Part B is amended so that "Deloitte & Touche" is replaced with "Deloitte & Touche LLP"; "Evaluator" in Part B is amended so that "Kenny S&P Evaluation Services, a division of Kenny Information Systems, Inc." is replaced with "Kenny S&P Evaluation Services, a Division of J.J. Kenny Co., Inc."; and "Trustee" in Part B is amended so that "United States Trust Company of New York, with its principal place of business at 114 West 47th Street, New York, New York 10036, and its unit investment trust office at 770 Broadway, New York, New York 10003" is replaced with "The Chase Manhattan Bank (National Association), a national banking association with its principal executive office located at 1 Chase Manhattan Plaza, New York, New York 10081 and its unit investment trust office at 770 Broadway, New York, New York 10003". The reference to the fifth and five business day in "Redemption -- Computation of Redemption Price per Unit" and "Administration of the Trust -- Distribution of Interest and Principal" in Part B is amended to read third and three, respectively.

<AUDIT-REPORT>

                        INDEPENDENT AUDITORS' REPORT
THE UNIT HOLDERS, SPONSOR AND TRUSTEE
DEAN WITTER SELECT MUNICIPAL TRUST
LONG TERM PORTFOLIO SERIES 103


We have audited the statement of financial condition and schedule of portfolio securities of the Dean Witter Select Municipal Trust Long Term Portfolio Series 103 as of October 31, 1995, and the related statements of operations and changes in net assets for each of the three years in the period then ended. These financial statements are the responsibility of the Trustee (see Footnote (a)(1)). Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned as of October 31, 1995 as shown in the statement of financial condition and schedule of portfolio securities by correspondence with The Chase Manhattan Bank, N.A. (formerly United States Trust Company of New York), the Trustee. An audit also includes assessing the accounting principles used and the significant estimates made by the Trustee, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the Dean Witter Select Municipal Trust Long Term Portfolio Series 103 as of October 31, 1995, and the results of its operations and the changes in its net assets for each of the three years in the period then ended in conformity with generally accepted accounting principles.




DELOITTE & TOUCHE LLP



December 5, 1995
New York, New York












                                    F-1
</AUDIT-REPORT>

                       STATEMENT OF FINANCIAL CONDITION

                      DEAN WITTER SELECT MUNICIPAL TRUST
                        LONG TERM PORTFOLIO SERIES 103

                               October 31, 1995


                                TRUST PROPERTY

Investments in municipal bonds at market value (cost
  $4,535,886) (Note (a) and Schedule of Portfolio
  Securities Notes (4) and (5))                                   $4,902,056

Accrued interest receivable                                          111,332

Cash                                                                  13,155

           Total                                                   5,026,543


                          LIABILITIES AND NET ASSETS

Less Liabilities:

   Accrued Trustee's fees and expenses                                 6,059

   Accrued Sponsor's fees                                                824

           Total liabilities                                           6,883


Net Assets:

   Balance applicable to 4,929 Units of fractional undivided interest outstanding (Note (c)):

     Capital, plus net unrealized market
       appreciation of $366,170                      $4,902,056

     Undistributed principal and net investment
       income (Note (b))                                117,604


           Net assets                                             $5,019,660

Net asset value per Unit ($5,019,660 divided by 4,929 Units)      $ 1,018.39



                      See notes to financial statements
                                     F-2

                           STATEMENTS OF OPERATIONS

                      DEAN WITTER SELECT MUNICIPAL TRUST
                        LONG TERM PORTFOLIO SERIES 103



                                              For the years ended October 31,
                                                1995       1994       1993

Investment income - interest                  $356,751   $362,807   $366,404

Less Expenses:

   Trustee's fees and expenses                  10,928     11,099     11,192

   Sponsor's fees                                  238        241        243

           Total expenses                       11,166     11,340     11,435

           Investment income - net             345,585    351,467    354,969

Net gain (loss) on investments:

   Realized (loss) gain on securities
     sold or redeemed                           (1,077)       137      3,841

   Net unrealized market appreciation
     (depreciation)                             91,571   (373,969)   311,035

           Net gain (loss) on investments       90,494   (373,832)   314,876

Net increase (decrease) in net assets
  resulting from operations                   $436,079   $(22,365)  $669,845



                      See notes to financial statements
                                     F-3

                     STATEMENTS OF CHANGES IN NET ASSETS

                      DEAN WITTER SELECT MUNICIPAL TRUST
                        LONG TERM PORTFOLIO SERIES 103

                                           For the years ended October 31,
                                           1995         1994         1993

Operations:

   Investment income - net              $  345,585   $  351,467   $  354,969

   Realized (loss) gain on securities
     sold or redeemed                       (1,077)         137        3,841

   Net unrealized market appreciation
     (depreciation)                         91,571     (373,969)     311,035

           Net increase (decrease)
             in net assets resulting
             from operations               436,079      (22,365)     669,845

Less Distributions to Unit Holders:

   Principal                               (90,004)     (25,039)     (19,519)

   Investment income - net                (347,100)    (351,536)    (355,133)

           Total distributions            (437,104)    (376,575)    (374,652)

Less Capital Share Transactions:

   Redemption of 56 Units                     -            -         (60,026)

   Accrued interest on redemption             -            -          (1,166)

           Total capital share
             transactions                     -            -         (61,192)

Net (decrease) increase in net assets       (1,025)    (398,940)     234,001

Net assets:

   Beginning of year                     5,020,685    5,419,625    5,185,624

   End of year (including un-
     distributed principal and net
     investment income of $117,604,
     $119,123 and $119,230,
     respectively)                      $5,019,660   $5,020,685   $5,419,625



                      See notes to financial statements
                                     F-4

                       NOTES TO FINANCIAL STATEMENTS

                     DEAN WITTER SELECT MUNICIPAL TRUST
                       LONG TERM PORTFOLIO SERIES 103

                              October 31, 1995



(a) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

    The Trust is registered under the Investment Company Act of 1940 as a Unit Investment Trust. The following is a summary of the significant accounting policies of the Trust:

(1) Basis of Presentation

    The Trustee has custody of and responsibility for all accounting and financial books, records, financial statements and related data of the Trust and is responsible for establishing and maintaining a system of internal controls directly related to, and designed to provide reasonable assurance as to the integrity and reliability of, financial reporting of the Trust. The Trustee is also responsible for all estimates and accruals reflected in the Trust's financial statements. The Evaluator determines the price for each underlying Security included in the Trust's Portfolio of Securities on the basis set forth in Part B of this Prospectus, "Public Offering of Units - Public Offering Price". Under the Securities Act of 1933 ("the Act"), as amended, the Sponsor is deemed to be an issuer of the Trust Units. As such, the Sponsor has the responsibility of an issuer under the Act with respect to financial statements of the Trust included in the Trust's Registration Statement under the Act and amendments thereto.

(2) Investments

    Investments are stated at market value as determined by the Evaluator based on the bid side evaluations on the last day of trading during the period, except that value on the date of deposit (November 1, 1990) represents the cost of investments to the Trust based on the offering side evaluations as of the day prior to the date of deposit.

(3) Income Taxes

    The Trust is not an association taxable as a corporation for Federal income tax purposes; accordingly, no provision is required for such taxes.

(4) Expenses

    The Trust pays annual Trustee's fees, including estimated expenses and Evaluator's fees, and annual Sponsor's portfolio supervision fees and may incur additional charges as explained under "Expenses and Charges - Fees" and "- Other Charges" in Part B of this
Prospectus.

(b) DISTRIBUTIONS

    Interest received by the Trust is distributed to the Unit Holders on or shortly after the fifteenth day of each month after deducting applicable expenses. Receipts other than interest are distributed as explained in "Administration of the Trust - Distribution of Interest and Principal" in Part B of this Prospectus.
                                    F-5

                       NOTES TO FINANCIAL STATEMENTS

                     DEAN WITTER SELECT MUNICIPAL TRUST
                       LONG TERM PORTFOLIO SERIES 103

                              October 31, 1995



(c) ORIGINAL COST TO INVESTORS

    The original cost to investors represents the aggregate initial public offering price as of the date of deposit (November 1, 1990) exclusive of accrued interest, computed on the basis set forth under "Public Offering of Units - Public Offering Price" in Part B of this
Prospectus.

    A reconciliation of the original cost of Units to investors to the net amount applicable to investors as of October 31, 1995 follows:

       Original cost to investors                              $5,065,183
       Less: Gross underwriting commissions (sales charge)       (248,150)
       Net cost to investors                                    4,817,033
       Cost of securities sold or redeemed                       (281,147)
       Net unrealized market appreciation                         366,170
       Net amount applicable to investors                      $4,902,056

(d) OTHER INFORMATION

    Selected data for a Unit of the Trust during each year:

                                             1995        1994        1993

       Principal distribution during
         year                             $   18.26   $    5.08   $    3.96

       Net investment income distribu-
         tion during year                 $   70.42   $   71.32   $   71.71

       Net asset value at end of year     $1,018.39   $1,018.60   $1,099.54

       Trust Units outstanding at end
         of year                              4,929       4,929       4,929

                                   SCHEDULE OF PORTFOLIO SECURITIES

                                  DEAN WITTER SELECT MUNICIPAL TRUST
                                    LONG TERM PORTFOLIO SERIES 103

                                           October 31, 1995



Port-                                                                                                 Optional
folio                                Rating      Face      Coupon    Maturity       Sinking Fund      Refunding        Market
 No.   Title of Securities            <F4>       Amount      Rate        Date       Redemptions<F6>  Redemptions<F5>   Value<F7><F8>

  1. District of Columbia Revenue
     Bonds (Association of Amer-
     ican Medical Colleges
     Issue), Series 1990              AA-     $  500,000    7.500%   02/15/20      02/15/11@100     02/15/00@102    $  528,100

  2. City of Layton, Florida,
     Hospital Facilities Revenue
     Bonds, Series 1990 (Mariners
     Hospital Project)                <F9>       435,000    9.000    06/01/10      Currently@100    06/01/00@102       451,486

  3. Municipal Electric Authority
     of Georgia, General Power
     Revenue Bonds, 1986A Series
     (Refunded)<F14>                  A          175,000    7.875    01/01/18      NONE             01/01/96@102       179,652

  4. Municipal Electric Authority
     of Georgia, Power Revenue
     Bonds, Series L (Refunded)
     <F14>                            AAA        355,000    7.750    01/01/18      NONE             01/01/97@102       377,638

  5. Illinois Housing Development
     Authority, Housing Develop-
     ment Revenue Bonds, (FHA-
     Insured Mortgage Loans),
     1990 Series A <F10><F15>         Aa<F13>     80,000    8.000    06/01/26      06/01/13@100     12/01/00@102        82,584

  6. Illinois Health Facilities
     Authority Revenue Refunding
     Bonds, Series 1985A
     (Rush Presbyterian-
     St. Luke's Medical Center)       A+         500,000    7.400    10/01/20      10/01/16@100     07/03/96@102       517,795

  7. Massachusetts Health and
     Educational Facilities Auth-
     ority Revenue Bonds, Jordan
     Hospital Issue (FHA-Insured
     Project), Series A (Refund-
     ed)<F14>                         AAA        415,000    7.850    08/15/28      NONE             08/15/98@102       447,553

  8. City of Detroit, Michigan,
     Sewage Disposal System
     Revenue Refunding Bonds,
     Series 1986 (MBIA Insured)
     <F11>                            AAA        150,000    6.250    07/01/11      07/01/09@100     07/01/97@100       151,898

  9. North Carolina Eastern Mun-
     icipal Power Agency, Power
     System Revenue Bonds, Re-
     funding Series 1986 A (Re-
     funded)<F14>                     Aaa<F13>   500,000    7.750    01/01/15      NONE             01/01/96@103       518,225

 10. Dormitory Authority of the
     State of New York, State
     University Educational
     Facilities Revenue Bonds,
     Series 1990B                     BBB+       500,000    6.000    05/15/17      NONE             05/15/00@100       491,095

 11. Municipal Authority of
     Westmoreland County (West-
     moreland County, Pennsyl-
     vania), Municipal Service
     Revenue Bonds, Series K
     (FGIC Insured) (Escrowed
     to Maturity)<F12>                AAA        110,000    2.000    07/01/06      NONE             NONE                75,835

 12. Brazos River Authority
     (Texas), Collateralized
     Revenue Refunding Bonds,
     (Houston Lighting & Power
     Company Project), Series
     1988A                            A          500,000    8.250    05/01/19      NONE             05/01/98@102       549,690

                                                                        F-7

                                   SCHEDULE OF PORTFOLIO SECURITIES

                                  DEAN WITTER SELECT MUNICIPAL TRUST
                                    LONG TERM PORTFOLIO SERIES 103
                                             (CONTINUED)

                                           October 31, 1995



Port-                                                                                                 Optional
folio                                Rating      Face      Coupon    Maturity       Sinking Fund      Refunding        Market
No.   Title of Securities            <F4>       Amount      Rate        Date       Redemptions<F6>  Redemptions<F5>   Value<F7><F8>

 13. Rawlins Housing Finance
     Corporation (Wyoming),
     Multi-Family Housing
     Refunding Revenue Bonds,
     Series 1990A (FHA-Insured
     Mortgage Loan - Section 8
     Assisted, The Stage Coach
     Apartments Project) <F10>       AAA     $  500,000    7.750%   07/01/22      Currently@100    07/01/00@102    $  530,505

                                              $4,720,000                                                            $4,902,056



                                                    See notes to schedule of portfolio securitie
                                                                        F-8

                     NOTES TO FINANCIAL STATEMENTS

                   DEAN WITTER SELECT MUNICIPAL TRUST
                     LONG TERM PORTFOLIO SERIES 103

                            October 31, 1995



[FN]

<F4>All ratings are provided by Standard & Poor's Corporation, unless otherwise indicated. A brief description of applicable Security ratings is given under "Bond Ratings" in Part B of this Prospectus.

<F5>There is shown under this heading the date on which each issue of
Securities is redeemable by the operation of optional call provisions and the redemption price for that date; unless otherwise indicated, each issue continues to be redeemable at declining prices thereafter but not below par. Securities listed as non-callable, as well as Securities listed as callable, may also be redeemable at par under certain circumstances from special redemption payments.

<F6>There is shown under this heading the date on which an issue of
Securities is subject to scheduled sinking fund redemption, and the redemption price on such date.

<F7>The market value of the Securities as of October 31, 1995 was determined by the Evaluator on the basis of bid side evaluations for the Securities at such date.

<F8>At October 31, 1995, the net unrealized market appreciation of all
Securities was comprised of the following:

     Gross unrealized market appreciation    $366,400

     Gross unrealized market depreciation    (230)

     Net unrealized market appreciation$366,170

    The aggregate cost of the Securities for Federal income tax purposes was $4,535,886 at October 31, 1995.

<F9>This Security, although unrated, has, in the opinion of the
Sponsor, credit characteristics comparable to an investment grade
Security.

<F10>See "The Trust - Summary Description of the Portfolios - Revenue
Securities - Housing Securities" in Part B of this Prospectus for the discussion relating to Housing Securities.

<F11>Insured by Municipal Bond Insurance Association ("MBIA").

<F12>Insured by Financial Guaranty Insurance Company ("FGIC").

<F13>Moody's Investors Service, Inc. rating.

<F14>The Issuer has indicated that it will refund this Security on its optional redemption date.

<F15>$15,000 face amount of the Illinois Housing Dev. Auth., Housing
Dev. Rev. Bonds, (FHA - Insured Mortgage Loans) 1990 Series A were redeemed on November 1, 1995. Such securities were valued at the amounts of proceeds subsequently received.

                       PROSPECTUS PART B

              DEAN WITTER SELECT MUNICIPAL TRUST

             PART B OF THIS PROSPECTUS MAY NOT BE
           DISTRIBUTED UNLESS ACCOMPANIED BY PART A.

                       ________________

                         INTRODUCTION

    Each Trust described in Part A of this Prospectus is one of a series in the Dean Witter Select Municipal Trust, each of which is a separate and distinct unit investment trust. Each trust may be singularly referred to as the "Trust" and collectively referred to as the "Trusts". Certain series of the Trusts may be designated as an "Insured Trust", a "State Trust", a combination thereof or other appropriate designation. Each Trust was created under the laws of the State of New York pursuant to a Trust Indenture and Agreement and a related Reference Trust Agreement (collectively, the "Indenture"), among Dean Witter Reynolds Inc. (the "Sponsor"), United States Trust Company of New York or The Bank of New York as specified in Part A of this Prospectus (the "Trustee") and Kenny S&P Evaluation Services, a division of Kenny Information Systems, Inc. (the "Evaluator"). The Sponsor is a principal operating subsidiary of Dean Witter, Discover & Co., a publicly-held corporation ("DWDC"). (See "Sponsor".) The objectives of each Trust are to provide interest income which is exempt, in the opinion of counsel, from Federal income tax under existing law (except in certain cases depending on the Unit Holder) and to conserve capital through investment in a fixed portfolio of Securities (the "Portfolio") consisting primarily of investment-grade state, municipal and public authority debt obligations. Part A of the Prospectus indicates the extent, if any, to which interest income on the Securities held or contracted to be purchased on the Date of Deposit is subject to alternative minimum tax. There can be no assurances, however, that the above objectives will be achieved because they are subject to the continuing ability of the issuers of the Securities held in the Trust to meet their obligations to pay principal and interest.

    On the date of creation of the Trust (the "Date of Deposit"), the Sponsor deposited with the Trustee certain debt obligations and contracts and funds (represented by irrevocable letter(s) of credit issued by major commercial bank(s)) for the purchase of such debt obligations (collectively, the "Securities"). Each Trust was created simultaneously with the execution of the Indenture and the deposit of the Securities with the Trustee. The Trustee then immediately delivered to the Sponsor certificates of beneficial interest (the "Certificates") representing the units (the "Units") comprising the entire ownership of each Trust. Through this Prospectus, the Sponsor is offering the Units, including Additional Units, as defined below, for sale to the public. On the Date of Deposit, the Evaluator evaluated the Securities at prices equal to the evaluation of
______________

1 Reference is hereby made to said Indenture and any statements contained herein are qualified in their entirety by the provisions of said Indenture.

such Securities on the offering side of the market. (See Part A--"Schedule of Portfolio Securities".) The holders of Certificates (the "Unit Holders") will have the right to have their Units redeemed at a price based on the aggregate bid side evaluation of the Securities (the "Redemption Price") if they cannot be sold in the secondary market which the Sponsor, although not obligated to do so, proposes to maintain. In addition, the Sponsor may offer for sale, through this Prospectus, Units which the Sponsor may have repurchased in the secondary market or upon the tender of such Units for redemption.

    Notwithstanding the availability of the above-mentioned irrevocable letter(s) of credit, it is expected that the Sponsor will pay for the Securities as the contracts for their purchase become due. A substantial portion of such contracts have not become due by the date of the initial Date of Deposit. To the extent Units are sold prior to the settlement of such contracts, the Sponsor will receive the purchase price of such Units prior to the time at which it pays for Securities pursuant to such contracts and have the use of such funds during this period.

    During the 90-day period following the first deposit of Securities in the Trust, the Sponsor may deposit in the Trust additional Securities and cash, if required. Any such Securities deposited shall be substantially similar to the initially deposited Securities held in the Trust immediately prior to the deposit. Among other things, a failure to meet the proportionality requirements due to establishment by the Sponsor of a minimum amount of a particular Security to be included in a deposit or the fact that a Security identical to a Security in the Trust immediately prior to the deposit is not readily obtainable will be considered as justifying a variation in such requirements. Any deposit made after the close of such 90-day period must exactly replicate the Securities and any cash (other than cash distributable only to the Sponsor or to Unit Holders who were Unit Holders prior to the date of deposit of the additional Securities) held in the Trust immediately prior to the deposit. As additional Units are issued by the Trust as a result of the deposit of additional Securities by the Sponsor (the "Additional Units"), the aggregate value of the Securities in the Trust will be increased and the fractional undivided interest in the Trust represented by each Unit will be decreased.

                           THE TRUST

Special Considerations

    An investment in Units of a Trust should be made with an understanding of the risks which an investment in fixed rate debt obligations of the term and type set forth in Part A--"Summary of Essential Information" and "Schedule of Portfolio Securities" may entail, including the risk that the value of the Portfolios and hence of the Units will decline with increases in interest rates. In recent years, the national economy has experienced significant variations in rates of inflation and economic growth, substantial increases in the national debt and in reliance upon foreign investors to finance it, and material reformulations of Federal tax, monetary and regulatory policies. These conditions have been associated with wide fluctuations in interest rates and thus in the value of fixed rate obligations. The Sponsor cannot predict whether such fluctuations will continue in the future. In addition, a regional or national economic recession would increase the risk that certain issuers (or the obligors of the Securities, in the case of a conduit financing) may experience a revenue shortfall adversely affecting their ability to pay principal or interest.

Summary Description of the Portfolios

    Each Portfolio consists of the Securities listed under Part A-- "Schedule of Portfolio Securities" as long as such Securities may continue to be held from time to time in the Trust (including certain obligations deposited in a Trust in exchange or substitution for any Securities pursuant to the Indenture), together with accrued and undistributed interest thereon and undistributed and uninvested cash realized from the disposition of Securities.

    The Securities have been issued by or on behalf of states or territorial possessions or commonwealths of the United States, or the municipalities, counties, public authorities or other political subdivisions or instrumentalities thereof (the "Issuers"). The interest on such Securities, in each instance, in the opinion of bond counsel or special tax counsel to the Issuer of such Securities or by ruling of the Internal Revenue Service (the "IRS") is not included in gross income for Federal income tax purposes under existing law (but may be subject to state and local taxation). In addition, in the opinion of counsel, interest income of each State Trust is exempt, to the extent indicated, from state and any local income taxes in the State for which such State Trust is named. Capital gains, if any, will be subject to Federal income tax and, generally, to state and/or local income tax. (See "Tax Status". Part A may contain a discussion of certain special tax considerations applicable to a particular Trust.)

    The yields on Securities of the type deposited in a Trust are dependent on a variety of factors, including general money market conditions, interest rates, general conditions of the municipal bond market, size of a particular offering, the maturity of the obligation and rating of the issue. The ratings represent the opinions of the rating organizations as to the quality of the obligations which they undertake to rate. It should be emphasized, however, that ratings are general and are not absolute standards of quality. Consequently, debt obligations with the same maturity, coupon and rating may have different yields, while debt obligations of the same maturity and coupon with different ratings may have the same yield.

    All of the Securities in the Portfolio were, as of the Date of Deposit of the Trust, rated "BBB" or better by Standard & Poor's Corporation or "Baa" or "MIG 2" or better by Moody's Investors Service or had, in the opinion of the Sponsor, credit characteristics comparable to Securities so rated. No assurance can be given that such ratings would be issued if the Securities were reevaluated by Standard & Poor's Corporation or Moody's Investors Service. Subsequent to the Date of Deposit, a Security in the Trust may cease to be rated or the rating assigned may be reduced below the minimum requirements of such Trust for the acquisition of Securities. Although such events may be considered by the Sponsor in determining whether to direct the Trustee to dispose of the Security (see "Sponsor--Responsibility"), such events do not automatically require the elimination of such Security from the Portfolio.

    On the Date of Deposit, a Unit of the Trust represented the fractional undivided interest in the Securities and net income of such Trust set forth under Part A--"Summary of Essential Information" in the ratio of 1 Unit for each approximately $1,000 face amount of Securities initially deposited in such Trust ($1.00 per unit in the case of certain Trusts (see Part A--"Summary of Essential Information")). If any Units are redeemed by the Trustee, the face amount of Securities in the Trust will be reduced by an amount allocable to redeemed Units and the fractional undivided interest in such Trust represented by each unredeemed Unit will be increased. Units will remain outstanding until redeemed upon tender to the Trustee by any Unit Holder (which may include the Sponsor) or until the termination of the Trust pursuant to the Indenture.

    Because certain of the Securities from time to time may be redeemed or will mature in accordance with their terms or may be sold under certain circumstances described herein, no assurance can be given that a Trust will retain for any length of time its present size and composition. The Trustee has not participated in the selection of Securities for the Trust, and neither the Sponsor nor the Trustee will be liable in any way for any default, failure or defect in any Securities.

    Under certain circumstances described in "Sponsor--Responsibility", the Sponsor may direct the Trustee to dispose of a Security. No assurance can be given that a sale of any Security under such circumstances would yield proceeds equivalent to the face amount or purchase price of such Security. In addition, such a sale may reduce the average life of the Portfolio and may adversely affect the Estimated Annual Income and Estimated Current Return and Estimated Long-Term Return of the Trust.

    Certain of the Securities in the Portfolio of the Trust are valued at prices in excess of prices at which such Securities may be redeemed in the future. (See Part A--"Schedule of Portfolio Securities" for information relating to the particular series described therein on the Date of Deposit.) To the extent that a Security is redeemed (or sold) at a price which is less than the valuation of such Security on the date a Unit Holder acquired his Units, the proceeds distributable to such Unit Holder in respect of such redemption (or sale) will be less than that portion of the purchase price for such Units which was attributable to such Security (representing a loss of capital to such Unit Holder). Such proceeds, however, may be more or less than the valuation of such Security at the time of such redemption (or sale). Similarly, certain of the Securities in the Trust may be valued at a price in excess of their face value at maturity (i.e., such Securities were valued at a premium above face amount). (See Part A--"Schedule of Portfolio Securities" for information relating to the particular series described therein on the Date of Deposit.) The proceeds distributable to a Unit Holder upon the maturity of a Security which was valued at a premium on the date such Unit Holder acquired Units will be less than that portion of the purchase price for such Units which was attributable to such Security (representing a loss of capital to such Unit Holder).

    The Portfolio of the Trust may consist of Securities the current market value of some of which were below face value. A primary reason for the market value of such Securities being less than face value at maturity is that the interest coupons of such Securities are at lower rates than the current market interest rate for comparably rated debt securities, even though at the time of the issuance of such Securities the interest coupons thereon represented then prevailing interest rates on comparably rated debt securities then newly issued. The current yields (coupon interest income as a percentage of market price, ignoring any original issue discount) of such Securities are lower than the current yields (computed on the same basis) of comparably rated debt securities of similar type newly issued at currently prevailing interest rates. Securities selling at market discounts tend to increase in market value as they approach maturity when the principal amount is payable. A market discount tax-exempt Security held to maturity will have a larger portion of its total return in the form of taxable ordinary income and less in the form of tax-exempt income than a comparable Security bearing interest at current market rates. Under the provisions of the Internal Revenue Code in effect on the date of this Prospectus, any ordinary income attributable to market discount will be taxable but will not be realized until maturity, redemption or sale of the Securities or Units. The current yield of such discounted securities carrying the same coupon interest rate and which are otherwise comparable tends to be higher for securities with longer periods to maturity than it is for those with shorter periods to maturity because the market value of such securities with a longer period to maturity tends to be less than the market value of such a bond with a shorter period to maturity. If currently prevailing interest rates for newly issued and otherwise comparable securities increase, the market discount of previously issued bonds will become deeper and if such currently prevailing interest rates for newly issued comparable securities decline, the market discount of previously issued securities will be reduced, other things being equal. Market discount attributable to interest rate changes does not indicate a lack of market confidence in the issue.

    The following description of the major categories in which Securities in the Portfolios may be classified is provided by the Sponsor for general information purposes only, and does not purport to be complete. This Prospectus does not provide detailed information with respect to any Security or to any Issuer, or with respect to any rights or obligations, legal, financial or otherwise, arising thereunder or related thereto. Each Security is subject to the terms and conditions, and to the actual performance of tax and other covenants, contained in the legal documents governing such Security. The special risk considerations listed are among the factors which may result in the inability of an Issuer to make scheduled payments of interest and principal.

    General Obligation Securities

    A Portfolio may contain Securities that are general obligations of governmental entities and/or bonds that are guaranteed by governmental entities. Such general obligations and guarantees are backed by the taxing power of the respective entities. The ability of the issuer of a general obligation bond to meet its obligation depends largely upon its economic condition. Many issuers rely upon ad valorem real property taxes as a source of revenue. Proposals in the form of state legislative or voter initiatives to limit ad valorem real property taxes have been introduced in various states. It is not presently possible to predict the impact of these or future proposals, if adopted, on states, local governments or school districts or on their abilities to make future payments of their outstanding debt obligations. The remaining issues are payable from the income of specific projects or authorities and are not supported by the issuer's power to levy taxes. This latter group of issues contains Securities that are also supported by the moral obligations of governmental
entities.   In the event of a deficiency in the debt service reserve funds of moral obligation Securities, the governmental entity having the moral commitment may (but is not legally obligated to) satisfy such deficiency. However, in the event of a deficiency in the debt service reserve funds of Securities not backed by such moral obligations, no such moral commitment of a governmental entity exists.

    The fiscal condition of an Issuer that is a governmental entity (such as a county, city, school district or other entity providing public services) is related to the size and diversification of its tax and revenue base and to such other factors as: the effect of inflation on the general operating budget and of other costs, including salaries and fringe benefits, energy and solid waste disposal; changes in state law and statutory interpretations affecting traditional home rule powers (which vary from state to state); levels of unrestricted state aid or revenue-sharing programs and state categorical grants subject to annual appropriation by a state legislature; increased expenditures mandated by state law or judicial decree; and disallowances for expenses incurred under Federal or state categorical grant programs. The local economy may be or become concentrated (i) in a single industry, which may be affected by natural or other disasters or by fluctuations in commodity prices, or (ii) in a particular company, the operations of which may be impaired due to labor disputes, relocation, bankruptcy or corporate takeover. Such economic factors may, in turn, affect local tax collections and service demands. The ability of an Issuer to levy additional taxes may be subject to state constitutional provisions, assent of the state legislature or voter approval in a local referendum, or constrained by economic or political considerations. (See also "Additional Securities Considerations- -Issuer Default" and "--Issuer Bankruptcy".)

    The fiscal condition of an Issuer may be negatively impacted by socio-economic factors beyond the Issuer's control (which may hinder the collection of economically sensitive taxes or entail additional expenditures) or may be affected by other unanticipated events, including: imposition of tax rate decreases or appropriations limitations by legislation or voter initiative; revenue shortfalls due to the imprecise nature of forecasting actual collections; increased expenditures mandated by Federal law or by judicial decree; reduction of Federal aid due to subsequent legislative changes in appropriations or aid formulas; disallowances by the Federal government for expenses incurred in connection with categorical grants; or the outcome of litigation.

    Zero Coupon Bonds

    The Portfolio of the Trust may contain zero coupon bond(s) (including bonds known as multiplier bonds, money multiplier bonds, capital appreciation bonds, capital accumulator bonds, compound interest bonds, and discount maturity payment bonds) or one or more other Securities which were issued with an "original issue discount". "Original issue discount" bonds are issued at prices which represent a discount from face amount, principally because such bonds bear current interest at rates which have lower than prevailing market rates at the time of issuance. (See Part A-- "Summary of Essential Information--Portfolio Summary as of Date of Deposit" for information relating to the particular series described therein.) Zero coupon bonds do not provide for the payment of any current interest and provide for payment at maturity at face value unless sooner sold or redeemed. Zero coupon bonds may be subject to more price volatility than conventional bonds, i.e., the market value of zero coupon bonds is subject to greater fluctuation in response to changes in interest rates than is the market value of bonds which pay interest currently. Due to such volatility, in the event that the zero coupon bonds are sold prior to maturity (in order to satisfy redemptions, due to early termination of the Trust or for credit reasons), such sale may result in a loss to Unit Holders. Zero coupon bonds generally are subject to redemption at compound accreted value based on par value at maturity. Because the Issuer is not obligated to make current interest payments, zero coupon bonds may be less likely to be redeemed than coupon bonds issued at a similar interest rate. While some types of zero coupon bonds, such as multipliers and capital appreciation bonds, define par as the initial offering price rather than the maturity value, they share the basic zero coupon bond features of

(1) not paying interest on a semi-annual basis and (2) providing for the reinvestment of the bond's semiannual earnings at the bond's stated yield to maturity.

    Revenue Securities

    Many of the Securities in the Portfolios are limited obligations, payable solely from (i) revenues or receipts derived from operation of a facility acquired or constructed from the proceeds of the obligation or
(ii) special taxes, the receipts from which have been dedicated to the payment of the obligations. Neither the "full faith and credit" of the Issuer nor its general taxing power, if any, is pledged to pay the debt service on such obligations. The availability of revenues to pay debt service on such Securities may be subject to the prior payment of operating costs. Prior to commencement of operations, Securities for which the proceeds are used to construct a facility are subject to the risks typically associated with construction projects, which include: cost overruns, delays in their timely completion (due to litigation, labor disputes or other construction problems) and the ability to obtain necessary operating permits. Thereafter, the operation of a facility could be impaired by labor disputes, or by damage or destruction of the facility, or interruption of essential utilities, due to natural or other disasters. Collection of revenues necessary to pay debt service could be affected, among other factors, by: (a) economic factors beyond the Issuer's control (such as relocation, cessation of operations or bankruptcy of a major employer or customer) impacting upon demand for services, delinquency rates for payments or collection of dedicated taxes; (b) the availability and cost of insurance, which may be required under bond covenants; or (c) compliance with Federal and state operating or licensing permits, health, safety and environmental standards or other regulations. The ability of an Issuer to set rates for its charges and fees and to recover fully its capital costs through incorporation of such costs in its rate structure, or to levy special taxes, may be constrained by legal requirements (such as Federal or state regulatory approval) or by economic, competitive or political considerations.

    Significant changes in intergovernmental relations have occurred in recent decades. Most, if not all, Issuers (or the obligors in conduit financings) of Securities in the Portfolios receive either significant direct Federal financial assistance for operating or capital purposes or necessary licenses or operating permits, authorized pursuant to various legislation. Tax-exempt obligors of Securities (including colleges, non-profit hospitals and museums) may be affected financially by changes in the Internal Revenue Code of 1986, as amended (the "Code" or the "1986 Code"), or the regulations thereunder, affecting their qualification as a tax-exempt entity, the deductibility of charitable contributions or the operation of certain unrelated business activities, such as gift shops. Such legislation and the regulations promulgated thereunder have been the subject of extensive amendment in recent years, and no assurance can be given that further amendment will not materially change the provisions or effect thereof. The availability of monies in connection with the programs authorized by such legislation is subject to annual Congressional appropriation and the budgetary process, and to the application of provisions of the Balanced Budget and Emergency Deficit Control Act of 1985, popularly known as the Gramm-Rudman-Hollings Act and/or the Budget Reconciliation Act of 1990.

    In addition, institutions reliant upon state financial assistance may be subject to significant reductions in funding in the event such state experiences fiscal difficulties. No assurance can be given that existing forms and levels of state aid will be maintained.

    Income to pay debt service on revenue securities may be derived from more than one source. The primary source of income and the additional related considerations regarding certain categories of revenue securities, which may be included in the Portfolio, are further described below.

    Airport Securities. These Securities are typically secured by revenues derived from fees received from use agreements (which consist of payments for landing fees, terminal rental and other charges) and from parking facilities, service fees, concessions and other lease rents. The ability of airports to set landing fees is regulated by the U.S. Department of Transportation; other aspects of operations are subject to regulation by the Federal Aviation Administration ("FAA") or, in certain cases, pursuant to the terms of a court stipulation to abate noise or mitigate traffic. Special risk considerations include: local economic conditions; chronic congestion at many major airports, which may affect future revenues if traffic is diverted or a competitive airport developed; and costs to install enhanced security measures. Recent developments affecting the financial condition of a signatory airline (and its ability to meet its obligations under an existing use agreement) include: corporate consolidations through mergers and acquisitions; labor disputes including major strikes; fare competition; excess industry capacity; fluctuations in fuel costs; and increased capital costs to remain competitive technologically or to comply with FAA schedules to retrofit aircraft to comply with operating noise and safety standards. Cumulatively, in 1992 the domestic airline industry lost over 2 billion dollars. Several airlines are experiencing severe financial difficulty and others have filed for bankruptcy. The ability of an Issuer to renew a use agreement may be additionally affected by the increased flexibility granted to airlines to terminate service under the Airline Deregulation Act and by the development at certain airports of a monopoly in air carrier service.

    Convention Facilities Securities. These Securities include special limited obligation securities issued to finance convention and sports facilities and are typically secured by rental payments and annual governmental appropriations. The governmental agency is not obligated to make payments in any year in which the monies have not been appropriated to make such payments. In addition, these facilities are limited use facilities that may not be used for purposes other than as convention or sports facilities.

    Electric and Power Securities. These Securities are typically secured by revenues derived from power generating facilities, which generally include revenues from the sale of electricity generated and distributed by power agencies using hydro-electric, nuclear, fossil fuel or other power sources. Certain aspects of the operation of such facilities, particularly with regard to generation and transmission at the wholesale level, are regulated by the Federal Energy Regulatory Commission ("FERC"); more extensive regulation (affecting retail rate structures) is provided by state public service commissions. Special risk considerations include: restrictions on operations and increased costs and delays attributable to environmental statutes and regulations; the difficulties of the utilities in financing or refinancing large construction programs and of the capital markets in absorbing utility debt and equity securities; fluctuations in fuel supplies and costs, and costs associated with conversion to alternate fuel sources; uncertainties with regard to demand projections due to changing economic conditions, implementation of energy conservation measures and competitive cogeneration projects; and other technical and cost factors. Scientific breakthroughs in fusion energy and superconductive materials could cause current technologies for the generation and transmission of electricity to become obsolete during the life of the Securities. Issuers relying upon hydroelectric generation may encounter contests when applying for periodic renewal of licenses from FERC to operate dams. Issuers relying upon coal as a fuel source may be subject to significant costs and operating restrictions to comply with emission standards which may be adopted to alleviate the problems associated with acid rain. Issuers relying upon fossil fuel sources and located in air quality regions designated as nonattainment areas may become subject to pollution control measures (which could include abandonment of construction projects in progress, plant shutdowns or relocation of facilities) ordered pursuant to the Clean Air Act. In addition, such Securities are sometimes secured by payments to be made to state and local joint action power agencies pursuant to "take or pay" agreements. The inability of an Issuer to pass on certain of its costs to its customers, whether due to government regulation, judicial decisions or for other reasons, may have a negative impact on the financial standing of such Issuer and, therefore, may have a negative impact on the Securities of such Issuer contained in the Trust.
In addition, the Clean Air Act, affects nearly all electric power facilities that burn oil or coal. Current and future environmental legislation, regulations or other governmental actions may increase the cost of utility service. The Sponsor is unable to predict the ultimate form that any such future legislation, regulations or other governmental action may take or the resulting impact on the Securities.

    Some of the Issuers of Securities in the Portfolios own, operate or participate on a contractual basis with nuclear generating facilities, which are licensed and regulated by the Nuclear Regulatory Commission (the "NRC"). Nuclear generating projects have experienced substantial cost increases, construction delays and licensing difficulties. Issuers of Securities may incur substantial expenditures as a result of complying with NRC requirements. Additional considerations include: the frequency and duration of plant shutdowns and associated costs due to maintenance or safety considerations; the problems and associated costs related to the use and disposal of radioactive materials and wastes in compliance with Federal and local law; the implementation of emergency evacuation plans for areas surrounding nuclear facilities; and other issues associated with construction, licensing, regulation, operation and eventual decommissioning of such facilities. These Securities may be subject to industry-wide fluctuations in market value as a consequence of market perception of certain highly publicized events, as in the Washington Public Power Supply System's defaults on its Project 4 and 5 revenue bonds and the 1988 bankruptcy filing by the Public Service Corporation of New Hampshire. Federal, state or municipal governmental authorities, or voters by initiative, may from time to time impose additional regulations or take such other governmental action which might cause delays in the licensing, construction or operation of nuclear power plants, or the suspension or cessation of operations of facilities which have been or are being financed by proceeds of certain Securities. Such delays, suspensions or other action may affect the payment of interest on, or the repayment of the principal amount of, such Securities.

    Health Care and Hospital Securities. These Securities are typically secured by revenues derived from health care and hospital facilities, which are subject to extensive Federal and state regulations affecting construction, licensing, acquisition of equipment, standards of care, disposal of medical wastes, and participation in reimbursement programs under Medicare and Medicaid. Health care and hospital facilities are subject to extreme cost-containment pressures. Special risk considerations include: increased competition among health care facilities to sell their services more cheaply to third-party insurers and to offer new services; the availability and cost of malpractice and other insurance; shortages in qualified nursing and other health care professional staff; the rising caseload of indigent, uninsured patients with aggravated symptoms; demographic trends, such as an increased elderly population; and the unpredictable effects of the AIDS epidemic (which may have a disproportionate impact on certain communities). Utilization rates are a major factor in hospital revenue projections and can be affected by cost containment measures implemented by governmental or private insurers, long-term advances in health care delivery reducing demand for in-patient services, technological developments which may be rationed by scarcity of equipment or specialists and requirements for state approval, and the facility's reputation in the community. A number of legislative proposals concerning health care are typically under review by Congress or the various state legislatures at any given time, including national health insurance, cost control, incentives for competition in the provision of health care services, tax incentives and penalties related to health care insurance premiums, and promotion of prepaid health care plans. Additionally, the current administration has promised to substantially reform the health care system. The Sponsor is unable to predict the effect of these proposals, if enacted, on any of the Securities. Hospital revenue securities issued by or on behalf of teaching facilities may also share the characteristics of Higher Education Securities, described below.

    Many hospitals, which may include certain Issuers (or the conduit obligors) of Securities, have been experiencing significant financial difficulties in recent years. The number of hospital closings increased during the late 1980s, particularly among smaller institutions located in rural or inner-city areas. Hospital revenues nationwide are primarily derived from private insurers, many of which have experienced significant operating losses in recent years. The Medicare program accounts for an increasing share of hospital revenues nationwide, and is financed by the Hospital Insurance Trust Fund through payroll taxes. The Fund's trustees have projected, based on current trends, that expenditures will exceed tax revenues by 1995 and that the Fund will be insolvent before 1999. The Social Security Act Amendments of 1983 mandated implementation of a prospective payment system, based upon diagnosis related groups ("DRGs"), for most in-patient services. DRG reimbursement rates are pre-set and may not fully cover the actual cost of furnishing services by any particular facility, and Federal law prohibits health care providers from passing along the excess costs to Medicare beneficiaries. Additionally, many states have implemented prospective payment systems for their Medicaid programs, and have adopted other changes, including enrollment restrictions. Several states, from time to time, have exhausted their Medicaid appropriations during their fiscal years, and temporarily suspended reimbursements.

    States regulate the operation of nursing facilities and may implement guidelines having an adverse impact on their finances, and under certain circumstances states may cause a facility to be placed under receivership. DRG reimbursement rates for hospitals have resulted in increased transfers of acute care patients to nursing homes, causing higher in-patient costs and greater potential malpractice exposure. Medicare nursing home reimbursement, now provided on a cost recovery basis (rather than the DRG system), may be curtailed due to budgetary restrictions.

    Higher Education Securities. These Securities are typically secured by revenues derived from the operations of public or private institutions of higher education, and may include student tuition payments, student activities fees, student or faculty housing charges, parking facility fees and/or other sources of income such as grants, unrestricted gifts or endowment income. Special risk considerations include: the projected decline of the traditional college-aged population in the early 1990s; increases in tuition which may cause a competitive disadvantage in recruitment; the rising cost of faculty salaries; the size of the institution's endowment and investment return; the reputation and competitive position of an institution; levels of Federal and state direct operating assistance, research grants and student aid; and the costs of complying with Federal and state laws and regulations, especially those concerning access to the handicapped.

    Highway Securities. These Securities are typically secured by revenues derived from motor fuel taxes, vehicle registration fees, license fees and fines and/or vehicular tolls or concession lease rentals derived from the operation of road, bridge or tunnel facilities. Revenue sources for such facilities are economically sensitive, particularly with regard to fluctuations in fuel supply, costs and Federal supply allocation or rationing policies; and are also sensitive to local demographic trends with respect to the size and income characteristics of the driving age population. Issuers may incur substantial unanticipated remedial repair expenses as a result of regular safety inspections mandated by Federal or state law. Issuers located in air quality regions designated as nonattainment areas may become subject to stringent transportation control measures ordered pursuant to the Clean Air Act. Revenues of a vehicular toll facility may additionally be affected by lower cost of alternative modes of transportation or the construction and operation in its vicinity of another transportation facility, which could alter established traffic patterns.

    Housing Securities. These Securities are issued by housing authorities payable from revenues derived by state housing finance agencies or municipal housing authorities from repayments on mortgage and home improvement loans made by such agencies. Since housing authority obligations, which are not general obligations of a particular state, are generally supported to some extent by Federal, state or local housing subsidy programs, budgetary constraints, the failure of a housing authority to meet the qualifications required for coverage under the Federal programs, or any legal or administrative determination that the coverage of such Federal programs is not available to a housing authority could result in a decrease or elimination of subsidies available for payment of principal and interest on such housing authority's obligations. Weaknesses in Federal housing subsidy programs and their administration may result in a decrease of subsidies available for payment of principal and interest on housing authority bonds. Repayment of housing loans and home improvement loans in a timely manner is dependent on many factors affecting the housing market generally and upon the underwriting and management ability of the individual agencies (i.e., the initial soundness of the loan and the effective use of available remedies should there be a default in loan payments). Economic developments, including failure or inability to increase rentals, fluctuations in interest rates and increasing construction and operating costs may also have an adverse impact on revenues of housing authorities. In the case of some housing authorities, inability to obtain additional financing could also reduce revenues available to pay existing obligations.

    The Portfolio of the Trust may contain Securities which are subject to the requirements of Section 103A of the Internal Revenue Code of 1954, as amended (the "1954 Code"), or Section 143 of the Internal Revenue Code of 1986, as amended (the "1986 Code" or the "Code"). Sections 103A and 143 provide that obligations issued to provide single family housing will be exempt from Federal income taxation if all of the proceeds of the issue (exclusive of issuance costs and a reasonably required reserve) are used to make or acquire loans which meet requirements including certain requirements which must be satisfied after issuance. If proceeds of the issue are not used to acquire such loans, the issuer may be required to redeem all or a portion of such issue from such uncommitted proceeds to maintain the issue's tax exemption. Bond counsel to each such issuer has issued an opinion that the interest on such Securities was exempt from Federal income tax at the time the Securities were issued. The failure of the issuers of such Securities to meet certain ongoing compliance requirements imposed by Sections 103A and 143 could render the interest on such Securities subject to Federal income taxation, possibly from the date of their issuance. If interest on such Securities in a Trust is deemed to be subject to Federal income taxation, the loss of tax-exempt status can be expected to adversely affect the market value of such Securities. In this event and under the terms of the Indenture the Sponsor may direct the sale of such Securities. The sale of such Securities in such circumstances is likely to result in a loss to the Trust.

    The Portfolio of the Trust may include certain housing authority obligations whose tax exemption depends upon qualification under Section 103(b)(4)(A) of the 1954 Code or Section 142 of the 1986 Code and appropriate Treasury Regulations. Both Sections require that specified minimum percentages of the units in each rental housing project financed by tax-exempt debt are to be continuously occupied by low or moderate income tenants for specified periods. Department of the Treasury Regulations issued under Section 103(b)(4)(A) of the 1954 Code provide that in order to prevent possible retroactive Federal income taxation of interest on such Securities certain conditions must be met. The regulations provide, however, that such retroactive taxation will not occur if the issuer corrects any non-compliance occurring after the issuance of the Securities within a reasonable period after such non-compliance is first discovered or should have been discovered by the issuer. Similar regulations are expected to be issued under 1986 Code Section 142. If the interest on any of the Securities in the Trust that are housing securities should ultimately be deemed to be taxable, the Sponsor may instruct the Trustee to sell such Securities and, since they would be sold as taxable securities, it is expected that such Securities would have to be sold at a substantial discount from current market price of a comparable tax-exempt security.

    The Portfolio of the Trust may contain Securities which contain provisions which require the issuer to redeem such obligations at par from unused proceeds of the issue within a stated period which typically does not exceed three years from the date of issuance of such Securities. In periods in which interest rates decline there may be increased redemptions of housing securities pursuant to such redemption provisions. Such an increase in redemptions may occur because conventional mortgage loans may have become available at interest rates equal to or less than the interest rates charged on the mortgage loans previously made available from the proceeds of such housing securities. Therefore, some issuers of such housing securities may have experienced insufficient demand to complete mortgage loan originations for all of the money made available from such securities. In addition, mortgage loans made with the proceeds of housing securities, in general, do not carry prepayment penalties and therefore certain mortgage loans may be prepaid earlier than their maturity dates. If the issuers of such housing securities are unable to or choose not to reloan these monies, they will generally redeem housing securities in an amount approximately equal to such prepayments. The Sponsor is unable to predict at this time whether such redemptions will be made at a high rate. The disposition of such Securities may result in a loss to the Trust.

    Industrial Development/Pollution Control Securities. These Securities were generally issued prior to the enactment of 1986 Code restrictions, and are typically secured by payments made under a loan agreement entered into between the Issuer and the obligor. In some cases, the Securities were additionally secured by guarantees provided by corporate guarantors or by a stand-by letter of credit issued by a bank. Special risk considerations include: the financial condition of the corporate obligor (or guarantor), especially as it may be affected by subsequent corporate restructuring or changes in corporate control.

    Mass Transit Securities. These Securities are typically secured by revenues derived from fares, dedicated sales or property tax revenues, and intergovernmental subsidies. (See also "Special Tax Securities", below.) Most mass transit systems in the country depend upon Federal and state operating subsidies and capital grants. The Federal government significantly reduced its mass transit assistance during the 1980s. Special risk considerations include: ridership and fare levels, quality of services, maintenance and capital construction needs, the commitment and reliability of intergovernmental financial support, and the stability of local tax sources.

    Port Securities. These Securities are typically secured by revenues derived from the operation of port facilities and related commercial activities. Certain port districts have taxing powers granted under interstate compacts or authorizing statutes. Special considerations include: the proximity to major markets, the access and cost of intermodal truck and rail transportation, the type and diversity of the cargo mix, currency and commodity price fluctuations, international trade and tariff policies. Port operations have been sensitive to technological developments, as in the development of containerized shipping, which have led to changes in the competitive position of different ports. No assurance can be given that the Federal government will not impose an embargo on exports to or imports from any current trading partner or that current international trading patterns and policies will not otherwise materially change in the future.

    Public Facilities Securities. These Securities are typically secured by revenues derived from either (i) payments appropriated by governmental entities for the use of equipment or facilities, such as administrative or correctional buildings, or (ii) user charges or other revenues derived from such operations as parking facilities, convention centers or sports arenas. In the first instance, the pledged revenues may be subject to annual appropriation by a legislative body. (See also "Additional Securities Considerations--Non-Obligatory Appropriations", below.) In the latter case, the collection of revenues may be dependent upon the reliability of feasibility forecasts and assumptions concerning utilization rates.

    Resource Recovery/Solid Waste Securities. These Securities are typically secured by revenues derived from the sale of electricity or steam generated as a by-product of the process of incinerating solid waste, and from contractual tipping fees, user charges and ancillary recycling earnings. Special risk considerations include: the supply of solid waste at levels sufficient for the facility to operate at design capacity; the frequency and duration of plant shutdowns for maintenance; the treatment and disposal of fly ash which contains toxic substances, especially dioxin; compliance with air pollution control standards; unanticipated problems associated with the use of developing technologies; and the continuation of FERC policies facilitating cogeneration and its certification of any particular qualifying facility. Governmental service contract payments may be subject to annual appropriation by a legislative body. (See also "Additional Securities Considerations--Non-Obligatory Appropriations", below.) Older facilities may require retrofitting to accommodate new technological developments or to comply with environmental standards. In addition, there may be technological risks that become apparent in the long run that are not presently apparent because of the relatively short history of these facilities, which risks may affect the successful construction or operation of such facilities.

    Special Tax Securities. These Securities are typically secured by revenues derived from specific taxes levied by an Issuer and dedicated to the payment of debt service, such as special levies on retail sales, hotel occupancy or mortgage recordation, or special assessments on real property. Special risk considerations include: the economic sensitivity of the type of tax, the stability of the tax base and any restrictions on the ability of the Issuer to increase tax rates in the event of a shortfall of revenues.

    Student Loan Securities. These Securities are typically secured by revenues derived from payments on student loans; Federal interest subsidies and special allowance payments made to the holders of eligible student loans; insurance payments made on defaulted loans by state guarantee agencies or the Federal government; and proceeds from the sale of the Securities themselves. Eligible loans may be guaranteed by an eligible guarantee agency, typically a state agency or non-profit corporation (the "Guarantor"), which is responsible for servicing the loans and enforcing collections. The obligation of such Guarantor is reinsured by the U.S. Secretary of Education or the U.S. Secretary of Health and Human Services from 80% to 100% of the value of the loan, depending upon the Guarantor's overall default rate. In addition, some loans may be insured directly by the Federal government. Special risk considerations include: high default levels in the underlying student loan notes and reduction or disallowance of reimbursements by the Federal government due to improper servicing and enforcement by the Guarantor. Additionally, the financial condition of a Guarantor may have a direct effect on its ability to make guaranty payments on defaulted student loans, to operate at reduced reimbursement levels and to perform its servicing duties. The credit of certain Student Loan Securities may have been enhanced by a letter of credit. (See "Additional Securities Considerations--Letter of Credit Securities", below.)

    Tax Allocation Securities. These Securities are typically secured by incremental tax revenues collected on property within the areas where redevelopment projects, financed by bond proceeds, are located ("project areas"). Such payments are expected to be made from projected increases in tax revenues derived from higher assessed values of property resulting from development in the particular project area and not from an increase in tax rates. Special risk considerations include: reduction of, or a less than anticipated increase in, taxable values of property in the project area, caused either by economic factors beyond the Issuer's control (such as a relocation out of the project area by one or more major property owners) or by destruction of property due to natural or other disasters; successful appeals by property owners of assessed valuations; substantial delinquencies in the payment of property taxes; or imposition of any constitutional or legislative property tax rate decrease.

    Water and Sewer Securities. These Securities are typically secured by revenues derived from connection fees and user charges imposed by the enterprise. Water system finances may be additionally affected by the terms of supply allocations and of service agreements with major wholesale customers, the imposition of mandatory conservation measures in response to drought and the costs to comply with Federal or state health and environmental standards. Water systems, particularly those located in Western states, may also be financially affected by changes in Federal water policies. A significant number of Federal water contracts with such water systems are scheduled for renewal through the 1990s, and may be subject to increased environmental scrutiny. Sewer systems may be financially affected by costs to comply with Federal or state environmental standards for secondary or tertiary sewage treatment, the pretreatment of toxic industrial wastes prior to discharge into sewer systems, and for municipal storm sewer systems. Special risk considerations include: failure of municipalities to utilize fully the facilities constructed by the authorities; economic or population decline; the difficulty of obtaining or discovering new supplies of fresh water; the effects of conservation programs and the impact of "no growth" zoning ordinances.

    Puerto Rico. The Portfolio of the Trust may contain obligations of Issuers located in the Commonwealth of Puerto Rico. (See Part A--"Summary of Essential Information--Portfolio Summary as of Date of Deposit".) The ability of the issuers of such bonds to meet their obligations may be affected by the economic and social problems facing Puerto Rico. Unemployment in Puerto Rico remains high by United States standards. The island's per capita personal income has been lower than in any state of the United States. Transfer payments from the United States Government under various social welfare programs (such as food stamps, social security and veterans' benefits) contribute significantly to personal income.

    The economy of Puerto Rico is closely integrated with that of the mainland United States and is largely dependent for its development on U.S. policies and programs that could be eliminated by the U.S. Congress. Aid for Puerto Rico's economy has traditionally depended heavily on Federal programs, which aid may not always be available. An adverse effect on the Puerto Rican economy could result from other U.S. policies, including a reduction of tax benefits for distilled products, further reduction in transfer payment programs such as food stamps, curtailment of military spending and policies which could lead to a stronger dollar.

    The Puerto Rican economy consists principally of manufacturing (pharmaceuticals, scientific instruments, computers, microprocessors, medical products, textiles and petrochemicals), agriculture (largely sugar), tourism and the service sector (including finance, insurance, and real estate). Since Puerto Rico is an island and is heavily dependent upon imports and exports, maritime and air transportation are of basic importance to its economy. The manufacturing and service sectors generate the largest portion of gross product. Most of the island's manufacturing output is shipped to the mainland United States, which is also the chief source of semi-finished manufactured articles on which further manufacturing operations are performed in Puerto Rico. The finance, insurance and real estate components of this sector have recently experienced the most growth.

    The government sector of the Commonwealth plays an important role in the economy of the island. Since World War II, the economic importance of agriculture for Puerto Rico, particularly in the dominance of sugar production, has declined. Nevertheless, the Commonwealth-controlled sugar monopoly remains an important economic factor and is largely dependent upon Federal maintenance of sugar prices, the discontinuation of which could severely affect Puerto Rican sugar production. The level of tourism is affected by various factors, including the strength of the U.S. dollar. During periods when the dollar is strong, tourism in foreign countries becomes relatively more attractive.

    The Puerto Rican economy is affected by a number of Commonwealth and Federal investment incentive programs. For example, Section 936 of the 1986 Code generally provides deferral of Federal income taxes for U.S. companies operating on the island until profits are repatriated. No assessment can be made at this time as to whether or not Section 936 and other incentive programs will be continued. It is expected that the elimination of Section 936, if it occurred, would have a strongly negative impact on Puerto Rico's economy. In 1993, the United States, Mexico and Canada entered into the North American Free Trade Agreement ("NAFTA"). If ratified by Congress, NAFTA would permit the duty-free entry of low-wage Mexican goods into the United States. This additional competition for sales in the U.S. market could have an adverse effect on Puerto Rican exports and the Puerto Rican economy.

    There have for many years been three major viewpoints in Puerto Rico with respect to the island's relationship to the United States, one essentially favoring the existing Commonwealth status (but with modifications providing for greater local autonomy), another favoring statehood and a third seeking independence from the United States. The Sponsor cannot predict what effect, if any, a change in the relationship between Puerto Rico and the United States would have on the Issuers' ability to meet their obligations.

    Additional Securities Considerations

    Non-Obligatory Appropriations/Lease Payment Securities. A Trust may contain Securities secured in whole or in part by governmental payments, pursuant to a lease agreement, service contract, installment sale or other agreement. A governmental entity that enters into such an agreement cannot obligate future governments to make payments thereunder, but generally has covenanted to take such action as is necessary to include all such payments due under such agreement in its annual budgets and to make the appropriations therefor. However, a budgetary imbalance in future fiscal years could affect the ability and willingness of the governing legislative body to appropriate, and the availability of monies to make, the payments provided for under such agreement. The leases backing the Securities could be cancelled resulting in a cessation of interest payments to securityholders. If interest payments are discontinued, the securityholders have recourse only to the equipment or property that is being leased. There is no guarantee that a foreclosure on the equipment or property securing the leases would provide sufficient funds to fully repay investors. (For a discussion of additional considerations affecting the financial condition of an Issuer, see: "General Obligation Securities," above.)

    Letter of Credit Securities. A Trust may contain Securities that are additionally secured by letters of credit issued by commercial or savings banks which may be drawn upon (i) if an Issuer fails to make payments of principal of, premium, if any, or interest on a Security backed by such a letter of credit or (ii) if interest on a Security is deemed to be taxable and full payment of principal and any premium due is not made by the Issuer. The letters of credit are irrevocable obligations of the issuing banks. Certain of these letters of credit and guarantees may, in time, be secured by a security interest in collateral. The profitability of the banking industry is largely dependent upon the availability and cost of capital funds for the purpose of financing lending operations under prevailing money market conditions, and is affected by general economic conditions. While banks are subject to extensive governmental regulations, exposure to credit losses arising from possible financial difficulties of borrowers or other issuers having letters of credit might affect a bank's credit rating or ability to meet its obligations under a letter of credit.

    Bond Insurance. A Trust may contain Securities that were insured under a policy of insurance ("Bond Insurance") guaranteeing the scheduled payment of interest and principal by the Issuer. Payment under a policy of Bond Insurance will be made in respect of principal of and interest on Securities which shall be due for payment, but which shall be unpaid by reason of nonpayment by the Issuer. All such policies provide for payment of the principal or interest due to a bond trustee or paying agent on the date such payment is due or on the business day following receipt by the bond insurer of notice of nonpayment. In turn, such bond trustee or paying agent will make payment to the securityholder (in this case, the Trustee of the Trust) upon presentation of satisfactory evidence of such securityholder's right to receive such payment. Bond Insurance will provide payment only on scheduled maturity dates and sinking fund payment dates, in the case of principal, and on scheduled dates for payment, in the case of interest. It will not insure payment on acceleration, as a result of a call for redemption (other than sinking fund redemption) or as a result of any other advancement of maturity, nor will it insure the payment of any redemption, prepayment or acceleration premium or any risk other than nonpayment. In the event of any acceleration of the principal of the obligation, the insurance payments will be made at such times and in such amounts as would have been made had there not been an acceleration. Bond Insurance will not insure against nonpayment of principal or interest caused by the insolvency, fraud or negligence of any trustee or paying agent. Bond Insurance does not guarantee the market value of the Securities or the value of the Units. However, any such Bond Insurance represents an element of market value in regard to the Securities thus insured, but the exact effect, if any, of Bond Insurance on such market value cannot be predicted. No assurance can be given that the rating assigned to the claims-paying ability of a bond insurer will not be withdrawn or reduced subsequent to the date of this Prospectus. While Bond Insurance is non-cancelable, no assurance can be given that a bond insurer will be able to perform on its contracts of Bond Insurance in the event a claim should be made thereunder at some time in the future.

    State Guaranty/Insurance. A Trust may contain Securities that were guaranteed or insured as to the scheduled payment of interest and principal by the Issuer, by a state, commonwealth or territorial government, or by an agency thereof. Special considerations include whether the nature of the pledge under the guaranty or insurance agreement is of the "full faith and credit" of the state, and the financial condition of the state. Any such guaranty or insurance policy represents an element of market value in regard to the Security thus guaranteed, but the exact effect, if any, of such guaranty or insurance policy on market value cannot be predicted. (For a discussion of additional considerations affecting the financial condition of a governmental entity providing such guaranty or insurance policy, see "General Obligation Securities", above.)

    Refunded/Escrowed to Maturity/Crossover Refunding Securities. A Trust may contain Securities that have been refunded through the issuance of refunding obligations. Principal and interest payments on such Securities are no longer derived from the revenues or other monies originally pledged for debt service. Instead, principal and interest are payable from the proceeds of the refunding obligations, which monies are held in an escrowed trust fund in amounts sufficient to pay principal and interest on the originally issued Securities when due. These monies are typically held in the form of direct obligations of the United States. "Escrowed to Maturity Securities" are required to be paid at the scheduled sinking fund payment or maturity date, at which time such Escrowed to Maturity Securities will be paid or redeemed at par. "Refunded Securities" will be redeemed prior to their stated maturity date, but only on the earlier of any scheduled sinking fund payment date or the optional redemption date. "Crossover Refunding Securities" become secured by the revenues or other monies originally pledged to secure an earlier bond issue at a predetermined time in the future. Prior to such time, the proceeds from the sale of these crossover refunding bonds are placed in an escrow fund and secure the bonds.

    Redemption of Securities. Most of the Securities are subject to redemption prior to their stated maturity dates, pursuant to optional redemption and/or sinking fund payments by the Issuers. In general, optional redemption provisions are more likely to be exercised when the bid side evaluation is at a premium over par value than when it is at a discount from par. Generally, the bid side evaluation of Securities will be at a premium over par when market interest rates fall below the stated interest rate on such Securities. Certain Securities may be subject to redemption at par pursuant to sinking fund provisions. Such provisions are designed to redeem a significant portion of such obligations gradually over the life of such Securities. Particular bonds of an issue of Securities to be redeemed are generally chosen by lot. The Part A-- "Schedule of Portfolio Securities", contains a listing of the optional redemption and sinking fund payment provisions, if any, with respect to each of the Securities. Certain Securities, identified in Part A--"Summary of Essential Information", are subject to redemption early in the life of the Trust; the redemption price for such Securities may be less than the market price at the time a Unit Holder purchased Units, which may result in a loss. Most of the Securities are also subject to "special" or "extraordinary" mandatory redemption provisions and calls resulting from certain events, including (but not limited to) unexpended proceeds, the receipt of excess revenues or casualty insurance proceeds, or failure to renew any required letter of credit. Securities so redeemed will reduce the average life of the Portfolio, and will cease to bear interest after their redemption and such redemption, at a price less than the price paid therefor, will result in a loss.

    BECAUSE THE REDEMPTION PRICE AND THE SPONSOR'S REPURCHASE PRICE ARE BASED ON BID PRICES FOR THE SECURITIES, THEY MAY BE LESS THAN THE PRICE PAID BY A PURCHASING UNIT HOLDER (OFFERING PRICES ARE NORMALLY HIGHER THAN BID PRICES). DUE TO FLUCTUATIONS IN THE MARKET PRICE OF THE SECURITIES IN THE PORTFOLIO AND THE FACT THAT THE PUBLIC OFFERING PRICE INCLUDES A SALES CHARGE, AMONG OTHER FACTORS, THE AMOUNT REALIZED BY A UNIT HOLDER UPON THE REDEMPTION OR SALE OF UNITS MAY BE LESS THAN THE PRICE PAID FOR SUCH UNITS BY THE HOLDER. (SEE "REDEMPTION--COMPUTATION OF REDEMPTION PRICE PER UNIT".)

    Issuer Default. Although the Sponsor has selected the Securities in the Portfolios in a manner consistent with each Trust's objectives, and taking into consideration the factors listed in "Objectives and Securities Selection," herein, it is possible that one or more of the Securities may experience an event of default in the payment of principal or interest. Should that occur, the bond trustee for such Securities is empowered to protect and enforce its rights and the rights of the Unit Holders (including the Trust) by suits, legal actions and proceedings deemed advisable and expedient, usually including declaring an acceleration of all outstanding principal and interest. However, the enforceability of covenants and agreements of an Issuer, including the pledge to deposit into and retain monies in a debt service fund, may be subject to bankruptcy, insolvency, reorganization, moratorium and other laws affecting creditors' rights and may also be subject to sovereign immunity, the exercise of the state's police powers, and judicial discretion in
appropriate cases.   It is therefore possible that bankruptcy proceedings,
other legal actions, the limited alternative uses to which certain facilities may be put in the event of an asset sale, or other events may limit the bond trustee's recovery of total principal and interest owed on such defaulted Securities (if any) and, hence, the monies paid to the Trustee for distribution to Unit Holders. (See "Issuer Bankruptcy".) The Sponsor is permitted to direct the Trustee to dispose of any Security in a Trust upon default in the payment of principal or interest, when due. (See "Sponsor--Responsibility".) No assurance can be given that a sale under such circumstances would yield proceeds equivalent to the par amount or purchase price of such Security.

    Issuer Bankruptcy. Under Chapter 9 of the Federal Bankruptcy Code, a petition may be filed by a political subdivision or agency of a state which is insolvent or unable to meet its obligations as they mature. Generally, the filing of such a petition operates as a stay of any proceeding to enforce a claim against the debtor. The Federal Bankruptcy Code also requires the debtor to file a plan for the adjustment of its debts which may modify or alter the rights of creditors. Under such a plan the Federal bankruptcy court may permit the debtor to issue certificates of indebtedness which have priority over existing creditors and which could be secured. Any plan of reorganization confirmed by the Federal bankruptcy court would be binding upon all creditors affected by it. The right of the owners of Securities to receive interest, principal payments and redemption premium from any such entity could be adversely affected by a restructuring of such petitioner's debt under Chapter 9. It is possible that recipients of debt service payments made by such entity within ninety days of the filing of a petition could be required to refund them, and their claims would then be treated as if such payments had not been made. No assurance can be given that any priority of holders of securities to payment from monies retained in a debt service reserve fund or from other cash resources would be recognized if a petition were filed under Chapter 9 or pursuant to other subsequently enacted law relating to creditors' rights; such monies might, under such circumstances, be available for the payment of all such entity's creditors generally. Certain Issuers of Securities in the Portfolios have the legal capacity pursuant to state law to file a petition under Chapter 9 without prior state approval.

    No assurance can be given that any obligor of a Security (under the legal documents governing such Security, including any related loan agreement) will not file a voluntary petition or be subject to involuntary reorganization under the Federal Bankruptcy Code.

    Litigation Affecting Securities. To the best knowledge of the Sponsor, there is no material litigation pending as of the Date of Deposit in respect of any Securities which might reasonably be expected to have a material adverse effect upon the Trust. At any time after the Date of Deposit, litigation may be initiated on a variety of grounds with respect to Securities in the Trust, including the validity or tax status of the Securities. While the outcome of litigation of such nature cannot be predicted, an opinion of bond counsel has been delivered with respect to each Security on the date of its issuance to the effect that such Security has been validly issued and that the interest thereon is not included in gross income for Federal income tax purposes under existing law. Such opinion may or may not deal with the status of interest on the Security for alternative minimum tax purposes. If legal proceedings are instituted after the Date of Deposit seeking, among other things, to restrain or enjoin the payment of any of the Securities or attacking their validity or the authorization or existence of an Issuer, the Sponsor may, in accordance with the Indenture, direct the Trustee to dispose of such Security. (See "Sponsor--Responsibility".) No assurance can be given that a sale under such circumstances would yield proceeds equivalent to the par amount or purchase price of such Security.

    Contract Obligations

    Certain Securities in each Trust may be purchased by the Sponsor on a "when, as and if issued" or "delayed delivery" basis; that is, they may not yet be issued by their governmental entities on the Date of Deposit (although such governmental entities are committed to issue such Securities). Contracts relating to such "when, as and if issued" Securities may not settle by the first settlement date for Units.
Moreover, the delivery of such Securities may be delayed or may not occur. Unit Holders who purchase Units prior to settlement of such Securities will be "at risk" with respect to these Securities (i.e., they may derive either gain or loss from changes in the prices of the Securities) from the date they commit to purchase such Units. Interest on such Securities begins accruing to the benefit of Unit Holders as tax-exempt interest on the respective delivery dates of such Securities. In order to provide level interest payments to Unit Holders where the Trust purchases Securities which will settle after the settlement date for Units, the Trustee will reduce its fee over a period of time in an amount equal to the amount of interest that would have so accrued, on such Securities between the initial settlement date for the Units and the delivery date of any such Securities as if such Securities had been delivered prior to purchase of the Units. The reduction of the Trustee's fee eliminates the necessity of reducing regular monthly interest distributions until such Securities are delivered. The Trustee will be reimbursed for the reduction in its fee by the Sponsor. To the extent that the delivery of such Securities is delayed beyond their respective expected delivery dates, the Estimated Current Return and Estimated Long-Term Return for the first year may be lower than indicated in Part A--"Summary of Essential Information."

    Replacement Securities

    In the event that any contract for the purchase of any Security fails, the Sponsor is authorized under the Indenture, subject to the conditions set forth below, to instruct the Trustee to acquire other securities (the "Replacement Securities") for inclusion in the Portfolio of a Trust. Any Replacement Securities must be deposited not later than the earlier of (i) the first monthly Distribution Date of the Trust or (ii) 90 days after the Trust was established. The cost and aggregate principal amount of the

Replacement Securities may not exceed the cost and aggregate principal amount of the Securities which they replace. In addition, the Replacement Securities must (1) be tax-exempt bonds; (2) have a fixed maturity date in the same category as the Security replaced; (3) be purchased at a price that results in a yield to maturity and in a current return, in each case as of the execution and delivery of the Indenture, which is approximately equivalent to the yield to maturity and current return of the Securities which they replace; (4) be purchased within 20 days after delivery of notice of the failed contracts; and (5) have a rating that is investment grade by at least one national rating organization or have, in the opinion of the Sponsor, comparable credit characteristics. Whenever a Replacement Security has been acquired for the Trust, the Trustee will, within five days thereafter, notify all Unit Holders of the acquisition of the Replacement Security.

    In the event a contract to purchase Securities fails and Replacement Securities are not acquired, the Trustee will, not later than the second monthly Distribution Date, distribute to Unit Holders the funds attributable to the failed contract. The Sponsor will, in such a case, refund the sales charge applicable to the failed contract. If less than all the funds attributable to a failed contract are applied to purchase Replacement Securities, the remaining moneys will be distributed to Unit Holders not later than the second monthly Distribution Date. Moreover, the failed contract will reduce the Estimated Net Annual Income per Unit, and may lower the Estimated Current Return and Estimated Long-Term Return.

INSURANCE ON THE SECURITIES IN AN INSURED TRUST

    The Securities in the Portfolio of a Trust designated in Part A as an Insured Trust, including a State Trust designated as an Insured State Trust, are each covered by a policy of Bond Insurance. (See "Additional Securities Considerations--Bond Insurance".) The information contained herein relating to the insurance companies providing Bond Insurance is from published documents and other public sources. No representation is made herein as to the accuracy or adequacy of such information or as to the absence of material adverse changes in such information subsequent to the dates thereof, but the Sponsor is not aware that the information herein is inaccurate or incomplete. Regulation of an insurance company by a state is no guarantee that such insurance company will be able to perform on its contracts of Bond Insurance in the event a claim should be made thereunder at some time in the future.

    AMBAC INDEMNITY--AMBAC Indemnity Corporation ("AMBAC Indemnity") is a Wisconsin-domiciled stock insurance company, regulated by the Insurance Department of the State of Wisconsin, and is licensed to do business in all 50 states, the District of Columbia and the Commonwealth of Puerto Rico with admitted assets of approximately $1.936 billion (unaudited) and statutory capital of approximately $1.096 million (unaudited) as of September 30, 1993. Statutory capital consists of statutory contingency reserve and AMBAC Indemnity's policyholders surplus. AMBAC Indemnity is a wholly owned subsidiary of AMBAC Inc., a 100% publicly-held financial holding company. AMBAC Inc. is not obligated to pay the debts of or claims against AMBAC Indemnity Corporation. Standard & Poor's Corporation has rated the claims-paying ability of AMBAC Indemnity "AAA".

    CAPITAL MARKETS ASSURANCE--Capital Markets Assurance Corporation ("CapMAC") is a New York-domiciled monoline stock insurance company which engages only in the business of financial guarantee and surety insurance. CapMAC is licensed in 49 states in addition to the District of Columbia, the Commonwealth of Puerto Rico and the territory of Guam. Neither CapMAC Holdings Inc. nor any of its stockholders is obligated to pay any claims under any surety bond issued by CapMAC or any debts of CapMAC or to make additional capital contributions. CapMAC is wholly owned by CapMAC Holdings Inc., a company that is owned by a group of institutional and other investors, including CapMAC's management and employees. As at December 31, 1992 and 1991, CapMAC had statutory capital and surplus of approximately $148 million and $232 million, respectively. CapMAC's claims-paying is rated "AAA" by Standard & Poor's Corporation.

    CAPITAL GUARANTY--Capital Guaranty Insurance Company ("Capital Guaranty" or "CGIC") is a monoline stock insurance company incorporated in the State of Maryland, and is a wholly owned subsidiary of Capital Guaranty Corporation, a Maryland insurance holding company (herein, the "Corporation"). Approximately 82.7% of the Corporation is owned by the public as a result of the recent initial public offering on October 6, 1993. The remaining 17.3% Corporation is owned by the following investors:
Constellation Investments, Inc., an affiliate of Baltimore Gas and Electric; Safeco Corporation; and Sibag Finance Corporation, an affiliate of Siemens A.G.. Other than their capital commitment to the Corporation, the investors of the Corporation are not obligated to pay the debts of, or the claims against, Capital Guaranty. As of September 30, 1993, the total policyholders' surplus of Capital Guaranty was approximately $159.9 million (unaudited) and total admitted assets were approximately $270.0 million (unaudited), as reported to the Insurance Department of the State of Maryland. Standard & Poor's Corporation has rated the claims-paying ability of Capital Guaranty "AAA".

    CONNIE LEE--Connie Lee Insurance Co. ("ConnieLee"), a Wisconsin stock insurance company, is a wholly owned subsidiary of the College Construction Loan Insurance Association, an insurance holding company authorized and established by Congress as a private corporation under the laws of the District of Columbia. The enabling legislation calls for ConnieLee to provide credit enhancement services to colleges, universities, teaching hospitals, and other educational institutions. As of September 30, 1993, policyholders' surplus (unaudited) was $103,869,000, stockholders' equity (unaudited) was $140,343,000 and total assets (unaudited) were $209,600,000. Standard & Poor's Corporation has rated the claims-paying ability of ConnieLee "AAA."

    FINANCIAL SECURITY ASSURANCE-- Financial Security Assurance ("FSA") is a monoline insurance company incorporated on March 16, 1984 under the laws of the State of New York. FSA is approximately 92.5% owned by US WEST Capital Corporation and 7.5% owned by Tokio Marine and Fire Insurance Co., Ltd. ("Tokio Marine"). No shareholder of FSA is obligated to pay any debt of FSA or any claim under any insurance policy issued by FSA or to make any additional contribution to the capital of FSA. FSA and its two wholly owned subsidiaries are licensed to engage in financial guaranty insurance business in 49 states, the District of Columbia and Puerto Rico. As of December 31, 1993, the unearned premium reserve of FSA was $200,316,000 (audited) and its total shareholder's equity was $542,468,000 (audited). FSA's claims-paying ability is rated "AAA" by Standard & Poor's Corporation.

    FINANCIAL GUARANTY--Financial Guaranty Insurance Company ("Financial Guaranty") is a wholly owned subsidiary of FGIC Corporation, a Delaware holding company. FGIC Corporation is a wholly owned subsidiary of General Electric Capital Corporation. Neither FGIC Corporation nor General Electric Capital Corporation is obligated to pay the debts of or the claims against Financial Guaranty. Financial Guaranty is domiciled in the State of New York and is subject to regulation by the State of New York Insurance Department. As of December 31, 1993, the total capital and surplus of Financial Guaranty was approximately $777 million, as reported to the State of New York Insurance Department. Financial Guaranty is currently authorized to write insurance in 49 states and the District of Columbia. Standard & Poor's Corporation has rated the claims-paying ability of Financial Guaranty "AAA".

    MBIA--Each insurance company comprising Municipal Bond Insurance Association ("MBIA") will be severally and not jointly obligated under MBIA policies in the following respective percentages: The Aetna Casualty and Surety Company (33%); Fireman's Fund Insurance Company (30%); The Travelers Indemnity Company (15%); Cigna Property and Casualty Insurance Company, formerly known as Aetna Insurance Company (12%); and The Continental Insurance Company (10%). Each insurance company comprising MBIA is licensed to do business in various states. As a several obligor, each such insurance company will be obligated only to the extent of its percentage of any claim under the MBIA policy and will not be obligated to pay any unpaid obligation of any other member of MBIA. Each insurance company's participation is backed by all of its assets. However, each insurance company is a multiline insurer involved in several lines of insurance other than municipal bond insurance, and the assets of each insurance company also secure all of its other insurance policy and surety bond obligations. As reported to the New York State Insurance Department in accordance with statutory accounting principles, the total assets of the participating insurance companies as of June 30, 1993, were $35.2 billion. Some of the members of MBIA are among the shareholders of MBIA, Inc. MBIA, Inc. is the parent of the Municipal Bond Investors Assurance Corporation ("MBIAC"). MBIAC is a separate and distinct entity from MBIA. MBIAC has no liability to the bondholders for the obligations of MBIA under its policy of Bond Insurance. Standard & Poor's Corporation has rated the claims-paying ability of MBIA "AAA".

    MBIAC--Municipal Bond Investors Assurance Corporation ("MBIAC") is the principal operating subsidiary of MBIA, Inc. The principal shareholders of MBIA, Inc. are Aetna Casualty and Surety Company, The Fund American Companies, subsidiaries of CIGNA Corporation, The Continental Insurance Company and one of its affiliates, and Credit Local de France, CAECL S.A., and they own approximately 35% of the outstanding common stock of MBIA, Inc. Neither MBIA, Inc. nor its shareholders are obligated to pay the debts of or claims against MBIAC. MBIAC, which commenced municipal bond insurance operations on January 5, 1987, is a limited liability corporation rather than a several liability association. MBIAC is domiciled in the State of New York and licensed to do business in all 50 states, the District of Columbia and the Commonwealth of Puerto Rico. Effective December 31, 1989, MBIA, Inc. acquired Bond Investors Group, Inc. On January 5, 1990, MBIAC acquired all the outstanding stock of Bond Investors Group, Inc., the parent of Bond Investors Guaranty Insurance Company ("BIG"). Through a reinsurance agreement, BIG has ceded all of its net insured risks, as well as its unearned premium and contingency reserves, to MBIAC and MBIAC has reinsured BIG's net outstanding exposure. As of September 30, 1993, MBIAC had admitted assets of approximately $3.0 billion (unaudited), total liabilities of $2.0 billion (unaudited) and total capital and surplus of approximately $951 million (unaudited) determined in accordance with statutory accounting practices prescribed or
permitted by insurance regulatory authorities.   Standard & Poor's
Corporation rates all new issues insured by MBIAC "AAA" Prime Grade.

    RATINGS OF THE SECURITIES IN AN INSURED TRUST--On the Date of Deposit, all of the Securities in the Insured Trust were rated "AAA" by Standard & Poor's Corporation because of the Bond Insurance policies issued in respect of such Securities. (See Part A--"Schedule of Portfolio Securities," and "Bond Ratings" herein.) Subsequent to the Date of Deposit, a Security may cease to be rated or the rating assigned may be reduced below the minimum requirements of the Insured Trust for the acquisition of Securities. Such reduction would most likely occur if Standard & Poor's Corporation reduced its rating of any of the bond insurers, and, hence, the rating on the Securities insured by such bond insurer. While such events may be considered by the Sponsor in determining whether to direct the Trustee to dispose of the Security (see "Sponsor--Responsibility," herein), such events do not automatically require the elimination of such Security from the Portfolio.

    RATING OF THE UNITS OF AN INSURED TRUST--Standard & Poor's Corporation has rated the Units of an Insured Trust "AAA" because the bond insurers have issued Bond Insurance policies to insure each of the Securities in the Insured Trust. This is the highest rating assigned by Standard & Poor's Corporation. (See "Description of Rating".) The obtaining of this rating by the Insured Trust should not be construed as an approval of the offering of the Units by Standard & Poor's Corporation or as a guarantee of the market value of the Insured Trust or of the Units. Standard & Poor's Corporation has been compensated by the Sponsor for its services in rating Units of the Insured Trusts. There can be no assurance that Units of an Insured Trust will retain the AAA rating.

    DESCRIPTION OF RATING (as described by Standard & Poor's Corporation)- -A Standard & Poor's Corporation rating on the units of an investment trust (hereinafter referred to collectively as "units" and "fund") is a current assessment of creditworthiness with respect to the investments held by such fund. This assessment takes into consideration the financial capacity of the issuers and of any guarantors, insurers, lessees, or mortgagors with respect to such investments. The assessment, however, does not take into account the extent to which fund expenses or portfolio asset sales for less than the fund's purchase price will reduce payment to the unit holder of the interest and principal required to be paid on the portfolio assets. In addition, the rating is not a recommendation to purchase, sell, or hold units, inasmuch as the rating does not comment as to market price of the units or suitability for a particular investor.

    REGULATION OF INSURANCE COMPANIES--Insurance companies are subject to regulation and supervision in the jurisdictions in which they do business under statutes which delegate regulatory, supervisory and administrative powers to state insurance commissioners. This regulation, supervision and administration relate, among other things, to: the standards of solvency which must be met and maintained; the licensing of insurers and their agents; the nature of and limitations on investments; deposits of securities for the benefit of policyholders; approval of policy forms and premium rates; periodic examinations of the affairs of insurance companies; annual and other reports required to be filed on the financial condition of insurers or for other purposes; and requirements regarding reserves for unearned premiums, losses and other matters. A significant portion of the assets of insurance companies is required by law to be held in reserve against potential claims on policies and is not available to general creditors.

    Although the Federal government does not regulate the business of insurance, Federal initiatives, such as ERISA regulations on pensions, medical care cost restrictions, no-fault automobile insurance standards, changes in the antitrust exception for insurance businesses and changes in the tax laws, can significantly impact the insurance business. In addition, the Federal government operates in some cases as a co-insurer with the private sector insurance companies.

    Insurance companies are also affected by a variety of state and Federal regulatory measures and judicial decisions that define and extend the risks and benefits for which insurance is sought and provided. These include judicial decisions on risk exposure in areas such as products liability and state and Federal extension and protection of employee benefits, including pension, workers' compensation, and disability benefits. These developments may result in short-term adverse effects on the profitability of various lines of insurance. Longer-term adverse effects can often be minimized through prompt repricing of coverages and revision of policy terms. In some instances these developments may create new business opportunities. All insurance companies write policies and set premiums based on actuarial assumptions about mortality, injury, the occurrence of accidents and other insured events. These assumptions, while well supported by past experience, necessarily do not take account of future events. The occurrence in the future of unforeseen circumstances could affect the financial condition of one or more insurance companies. The insurance business is highly competitive and with the deregulation of financial service businesses, it should become more competitive. In addition, insurance companies may expand into non-traditional lines of business which may involve different types of risks.

    INSURANCE RISK--There is no guarantee that the objectives of an Insured Trust will be achieved since an issuer may be unable to meet its principal and interest payment obligations and, in such event, the insurance company issuing the Bond Insurance may be unable to satisfy its insurance obligation. Insurance is not a substitute for the basic credit of an issuer. NO REPRESENTATION IS MADE AS TO THE ABILITY OF THE INSURANCE COMPANIES TO MEET THEIR COMMITMENTS.

    EVALUATION OF THE SECURITIES--Insurance does not guarantee the market value of the Securities or the value of the Units. However, any such Bond Insurance represents an element of market value in regard to the Securities thus insured, but the exact effect, if any, of this insurance on such market value cannot be predicted. The evaluation of the Securities covered by Bond Insurance was determined in the manner set forth in "Public Offering of Units--Public Offering Price".

              OBJECTIVES AND SECURITIES SELECTION

    The objectives of each Trust are the providing of interest income which is exempt, in the opinion of counsel, from Federal income taxes under existing law (with certain exceptions depending on the Unit Holder) and the conservation of capital through an investment in a diversified portfolio of municipal and public authority debt obligation Securities. The extent, if any, to which interest income of the Trust is subject to alternative minimum tax is stated in Part A--"Schedule of Portfolio Securities." There is, of course, no guarantee that a Trust's objectives will be achieved.

    In selecting Securities for each Trust, the following factors, among others, were considered by the Sponsor: (a) rating of the Securities of no less than "BBB" by Standard & Poor's Corporation or "Baa" or "MIG 2" by Moody's Investors Service, or, if unrated, the Securities must have, in the opinion of the Sponsor, comparable credit characteristics, (b) maturities or mandatory payment dates consistent with the life of the Trust, (c) prices of the Securities relative to prices of other securities of comparable quality and maturity, (d) diversification of the Securities as to purpose and location of Issuer (purpose only in the case of a State Trust) and (e) in the case of an Insured Trust, whether or not a Security is insured or insurable. Subsequent to the date specified in Part A of this Prospectus, a Security may cease to be rated or its rating may be reduced below the minimum required as of the Date of Deposit.

                           THE UNITS

    On the date specified in Part A of this Prospectus, each Unit represented the fractional undivided interest in each Trust set forth under Part A--"Summary of Essential Information". The present size and composition of each Trust may be reduced through the maturity, redemption, sale or other disposition of Securities in each Trust, and, as the proceeds of such dispositions are distributed to Unit Holders, the principal amount of Securities represented by each Unit will be reduced. If any Units are redeemed by the Trustee, the fractional undivided interest represented by each Unit still outstanding will be increased although the actual interest in each Trust represented by each such Unit will remain unchanged. (See:
"Redemption".) Units will remain outstanding until tendered for redemption by any Unit Holder (including the Sponsor) or until the termination of the Trust itself. No assurance can be given that a Trust will maintain, for any length of time, its present size and composition. (See "Amendment and Termination of the Indenture--Termination".)

Estimated Annual Income and Current Return

    On the date specified in Part A of this Prospectus, the estimated net annual interest income per Unit of a Trust (or per 1,000 Units in the case of certain Trusts) was the amount set forth under Part A--"Summary of Essential Information" in Part A. This figure is computed by dividing the estimated total gross annual interest income to the Trust (based upon a 360-day year) by the number of Units outstanding on such date, less estimated annual fees and expenses of the Sponsor (if any), the Trustee, counsel and the Evaluator (multiplied by 1,000 Units in the case of certain Trusts). Thereafter, the net annual interest income will change whenever Securities mature, are redeemed or are sold, as the expenses of the respective Trust change. The fees of the Sponsor (if any), the Trustee, counsel and the Evaluator are subject to change without the consent of Unit Holders, to the extent provided under "Expenses and Charges". Interest on the Securities, less estimated expenses of the respective Trust, is expected to accrue at the daily rate shown under Part A--"Summary of Essential Information". This rate will change as Securities mature, are redeemed or are sold, or as the expenses or income of the respective Trust change and if an issuer defaults in the payment of interest.

    The Public Offering Price will vary due to fluctuations in the offering and/or bid prices of the Securities and the net annual interest income per Unit may change as Securities mature, are redeemed or are sold, and/or as the expenses of the Trust change.

    The Estimated Current Return is calculated by dividing the Estimated Net Annual Income per Unit by the Public Offering Price per Unit. The Estimated Net Annual Income per Unit will vary with changes in fees and expenses of the Trustee and the Evaluator and with the principal prepayment, redemption, maturity, exchange or sale of Securities while the Public Offering Price will vary with changes in the offering price of the underlying Securities; therefore, there is no assurance that the present Estimated Current Return indicated in Part A will be realized in the future. The Estimated Long-Term Return is calculated using a formula which
(1) takes into consideration, and factors in the relative weightings of, the market values, yields (which takes into account the amortization of premiums and the accretion of discounts) and estimated retirements of all of the Securities in the Trust and (2) takes into account the expenses and sales charge associated with each Unit. Since the market values and estimated retirements of the Securities and the expenses of the Trust will change, there is no assurance that the present Estimated Long-Term Return as indicated in Part A will be realized in the future. The Estimated Current Return and Estimated Long-Term Return are expected to differ because the calculation of the Estimated Long-Term Return reflects the estimated date and amount of principal returned while the Estimated Current Return calculations include only Net Annual Interest Income and Public Offering Price as of the Date of Deposit. The Estimated Current Return and the Estimated Long-Term Return will be higher for those Unit Holders paying a reduced sales charge.

                          TAX STATUS

    The following discussion applies to each Trust offered by this Prospectus.

    In the opinion of bond counsel to the issuing governmental authorities, interest income on the Securities comprising the Portfolio of the Trust is (except in certain instances depending upon the Unit Holder, as described below) exempt from Federal income tax under the provisions of the Internal Revenue Code as in effect at the date of issuance. In the case of Securities issued at a time when the 1954 Code was in effect, redesignation of the Code as the Internal Revenue Code of 1986 (the "Code" or the "1986 Code") has not adversely affected the exemption from Federal income tax of interest income on such Securities. Gain (exclusive of any earned original issue discount) realized on sale or redemption of the Securities or on sale of a Unit is, however, includable in gross income for Federal income tax purposes and for state and local income tax purposes generally. (It should be noted in this connection that such gain does not include any amounts received in respect of accrued interest.) Such gain may be capital gain or ordinary income and, if capital gain, may be long or short-term depending upon the facts and circumstances. Securities selling at market discount tend to increase in market value as they approach maturity when the principal amount is payable, thus increasing the potential for taxable gain on their maturity, redemption or sale.

    In the opinion of Cahill Gordon & Reindel, special counsel to the Sponsor, under existing law:

          The Trust is not an association taxable as a corporation for Federal income tax purposes, and interest on an underlying Security which is exempt from Federal income tax under the Code when received by the Trust will retain its status as tax-exempt interest for Federal income tax purposes to the Unit Holders.

          Each Unit Holder will be considered the owner of a pro rata portion of the Trust's assets under Sections 671-678 of the Code.
    Each Unit Holder will be considered to have received a pro rata share of interest derived from the Trust's assets when it is received by the Trust and each Unit Holder will have a taxable event when an underlying Security is disposed of (whether by sale, exchange, redemption, or payment at maturity) or when the Unit Holder redeems or sells Units. The total tax cost of each Unit to a Unit Holder is allocated among each of the underlying Securities (in accordance with the proportion of the Trust's assets comprised by each Security) in order to determine the Unit Holder's per Unit tax cost for each Security, and the tax cost reduction requirements of the Code relating to amortization of bond premium will apply separately to the per Unit tax cost of each Security. Therefore, under some circumstances a Unit Holder may realize taxable gains when Units are sold or redeemed for an amount equal to or less than the Unit Holder's original cost.

          When a contract to acquire an underlying Security is settled after the Unit Holder's settlement date for a Unit, the Unit Holder's proportionate share of the interest accrued on the underlying Security on the Security settlement date will exceed the portion of the purchase price that was allocable to interest accrued on the Unit settlement date. A Unit Holder will not be subject to Federal income tax on the Unit Holder's proportionate share of the interest which accrues during the period between the Unit settlement date and the Security settlement date either when such interest is received by the Trust or when it is distributed to the Unit Holder.

          Under the income tax laws of the State and City of New York, the income of the Trust will be treated as the income of its Unit Holders.

    If the proceeds received by the Trust upon the sale or redemption of an underlying Security exceed a Unit Holder's adjusted tax cost allocable to the Security disposed of, that Unit Holder will realize a taxable gain to the extent of such excess. Conversely, if the proceeds received by the Trust upon the sale or redemption of an underlying Security are less than a Unit Holder's adjusted tax cost allocable to the Security disposed of, that Unit Holder will realize a loss for tax purposes to the extent of such difference.

    Any gain recognized on a sale or exchange of a Unit Holder's pro rata interest in a Security, and not constituting a realization of accrued "market discount", and any loss will be a capital gain or loss, except in the case of a dealer or financial institution. Gain realized on the disposition of the interest of a Unit Holder in a market discount Security is treated as ordinary income to the extent the gain does not exceed the accrued market discount. A Unit Holder has an interest in a market discount Security in a case in which the Unit Holder's tax cost for the Unit Holder's pro rata interest in the Security is less than the stated redemption price thereof at maturity (or the issue price plus original issue discount accrued up to the acquisition date, in the case of an original issue discount Security). Any capital gain or loss arising from the disposition of a Unit Holder's pro rata interest in a Security will be a long-term capital gain or loss if the Unit Holder has held his or her Units and the Trust has held the Security for more than one year. Under the Code, net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) of individuals, estates and trusts is subject to a maximum nominal tax rate of 28%. Such net capital gain may, however, result in a disallowance of itemized deductions and/or affect a personal exemption phase-out.

    Opinions relating to the validity of the underlying Securities and the exemption of interest thereon from Federal income tax are rendered by bond counsel to the issuing governmental authorities. It is the view of the

Sponsor that interest on the Securities will not be a tax preference item for purposes of the alternative minimum tax unless the "Schedule of Portfolio Securities" indicates that the interest on a particular Security is, in the opinion of bond counsel, to be treated as a tax preference item for alternative minimum tax purposes. See Part A--"Schedule of Portfolio Securities". Neither the Sponsor nor its counsel have made any review of proceedings relating to the issuance of underlying Securities or the bases for bond counsel's opinions. The Sponsor and its counsel are, however, aware of nothing which would indicate to the contrary.

    Furthermore, exemption of interest on a Security from Federal income tax may require that the issuer of the Security (or other user of the Security proceeds) meet certain ongoing compliance requirements. Failure to meet these requirements could result in loss of the exemption and such loss of exemption could apply retroactively from the date of issuance. A Security may provide that if a loss of exemption is determined to have occurred, the Security is immediately due and payable; and, in the case of a Security which is a secured obligation, that the security can be reached if the Security is not then paid. If such a loss of exemption were to occur and the Security did not contain such an acceleration clause, or if the acceleration did not in fact result in payment of the Security, the affected Security would likely be sold as a taxable bond. Sale of a Security as a taxable bond would likely result in a realization of proceeds less than the cost of the Security.

    In the case of certain of the underlying Securities comprising the Portfolio of the Trust, the opinions of bond counsel indicate that although interest on such underlying Securities is generally exempt from Federal income tax, such underlying Securities are "industrial development bonds" under the 1954 Code or "private activity bonds" under the 1986 Code as those terms are defined in the relevant Code provisions, and interest on such underlying Securities will not be exempt from Federal income tax for any period during which such underlying Securities are held by a "substantial user" of the facilities financed by the proceeds of such underlying Securities (or a "related person" to such a "substantial user"). In the opinion of Messrs. Cahill Gordon & Reindel, interest attributable to such underlying Securities (although not subject to Federal income tax to the Trust), if received by the Trust for the account of a Unit Holder who is such a "substantial user" or "related person," will be taxable (i.e., not tax exempt) to the same extent as if such underlying Securities were held by the Unit Holder directly as owner. No investigation as to the users or of the facilities financed by the underlying Securities has been made by the Sponsor or its counsel. Investors should consult their tax counsel for advice with respect to the effect of these provisions on their particular tax situations.

    In the case of an Insured Trust, assuming that the insurance policies described in "Insurance on the Securities in an Insured Trust" have been validly issued, are of standard form with respect to subrogation and do not relieve the issuer of the Security of its obligations thereunder, Messrs. Cahill Gordon & Reindel are of the opinion that proceeds received under the insurance policies representing matured interest on a defaulted obligation will be excludable from Federal gross income if, and to the same extent, such interest would have been so excludable if paid by the issuer of such defaulted obligation.

    Persons in receipt of Social Security benefits should be aware that a portion of such Social Security benefits may be includible in gross income. For a taxpayer whose modified adjusted gross income plus one-half of his or her Social Security benefits does not exceed $34,000 ($44,000 for married taxpayers filing a joint return), the includible amount is the lesser of
(i) one-half of the Social Security benefits or (ii) one-half of the amount by which the sum of "modified adjusted gross income" plus one-half of the Social Security benefits exceeds $25,000 in the case of unmarried taxpayers and $32,000 in the case of married taxpayers filing a joint return. All other taxpayers receiving Social Security benefits are required to include up to 85% of their Social Security benefits in income.

    Modified adjusted gross income is adjusted gross income determined without regard to certain otherwise allowable deductions and exclusions from gross income, plus tax-exempt interest on municipal obligations including interest on the Securities. To the extent that Social Security benefits are includible in gross income they will be treated as any other item of gross income and therefore may be taxable.

    Investors should also consult their tax counsel for advice with respect to the effect, if any, on the tax cost of Units to a Unit Holder in cases in which a contract to acquire a Security is settled after the settlement date for such Units and the Unit Holder's proportionate share of the interest accrued on the underlying Security on the Security settlement date will exceed the portion of the purchase price allocable to interest accrued on the Unit settlement date. In such cases, the Unit Holder may have an adjustment to his tax basis in his Units for interest accruing on such Securities during the interval between purchase of Units and delivery of Securities.

    THE EXEMPTION OF INTEREST ON MUNICIPAL OBLIGATIONS FOR FEDERAL INCOME TAX PURPOSES DOES NOT NECESSARILY RESULT IN EXEMPTION UNDER ANY OTHER FEDERAL TAX LAW OR UNDER THE INCOME OR OTHER TAX LAWS OF ANY STATE OR CITY. THE LAWS OF THE SEVERAL STATES VARY WITH RESPECT TO THE TAXATION OF SUCH OBLIGATIONS. (See "Administration of the Trust--Reports to Unit Holders".)

    The Portfolio of the Trust may contain zero coupon bond(s) or one or more other Securities which were originally issued at a discount ("original issue discount"). In general, original issue discount can be defined as the difference between the price at which a Security was issued and its stated redemption price at maturity. In the case of a Security issued before September 4, 1982, original issue discount is deemed to accrue (be "earned") as tax-exempt interest ratably over the period from the date of issuance of the Security to the date of maturity and is apportioned among the original holder of the obligation and subsequent purchasers in accordance with a ratio the numerator of which is the number of calendar days the obligation was owned by the holder and the denominator of which is the total number of calendar days from the date of issuance of the obligation to its date of maturity. Gain or loss upon the disposition of an original issue discount Security in a Portfolio is measured by the difference between the amount realized upon disposition of and the amount paid for such obligation. A holder is entitled, however, to exclude from gross income that portion of such gain attributable to accrued interest and the "earned" portion of original issue discount.

    In the case of a Security issued after September 3, 1982, original issue discount is deemed to accrue on a constant interest method which corresponds, in general, to the economic accrual of interest (adjusted to eliminate proportionately on an elapsed-time basis any excess of the amount paid for the Security over the sum of the issue price and the accrued original issue discount on the acquisition date). The tax basis in the Security is increased by the amount of original issue discount that is deemed to accrue while the Security is held. The difference between the amount realized on a disposition of the Security (ex currently accrued interest) and the adjusted tax basis of the Security will give rise to taxable gain or deductible loss upon a disposition of the Security by the Trust (or a sale or redemption of Units by a Unit Holder).

    The Code provides, generally, that adjustments to taxable income to produce alternative minimum taxable income for corporations will include 75% of the amount by which adjusted current earnings (which would include tax-exempt interest) of the taxpayer exceeds the alternative minimum taxable income of the taxpayer before any amount is added to alternative minimum taxable income because of this adjustment.

    For Federal income tax purposes, Trust expenses allocable to producing or collecting Trust interest income are not deductible because the interest income derived by the Trust is exempt from Federal income tax. A state or local income tax may provide for a deduction for the portion of such Trust expenses attributable to the production or collection of income derived by the Trust and taxed by the state or locality. The effect on any such deductions of the Code rules whereby investment expenses and other miscellaneous deductions are deductible only to the extent in excess of 2% of adjusted gross income would depend upon the law of the particular state or locality involved.

    The Code also imposes an additional 12/100% ($12.00 per $10,000) environmental tax on the alternative minimum taxable income (determined without regard to any alternative tax net operating loss deduction) of a corporation in excess of $2,000,000 for each taxable year beginning before January 1, 1996. The environmental tax is an excise tax and is deductible for Federal income tax purposes (but not for purposes of the environmental tax itself). Although the environmental tax is based on alternative minimum taxable income, the environmental tax must be paid in addition to any Federal income taxes payable by the corporation.

    From time to time proposals have been introduced before Congress the purpose of which is to restrict or eliminate the Federal income tax exemption for interest on securities similar to the Securities in the Trust or to require treatment of such interest as a "tax preference" for alternative minimum tax purposes, and it can be expected that similar proposals may be introduced in the future. The Trust and the Sponsor cannot predict what legislation, if any, in respect of the tax status of interest on Securities may be proposed by the Executive Branch or by members of Congress, nor can they predict which proposals, if any, might be enacted or whether any legislation if enacted would apply to the Securities in the Trust.

    In addition, investors should be aware that no deduction is allowed for Federal income tax purposes for interest on indebtedness incurred or continued to purchase or carry Units in the Trust. Under rules used by the Internal Revenue Service for determining when borrowed funds are considered used for the purpose of purchasing or carrying particular assets, the purchase of Units may be considered to have been made with borrowed funds even though the borrowed funds are not directly traceable to the purchase of the Units.

    All taxpayers are required to report for informational purposes on their Federal income tax returns the amount of tax-exempt interest they receive.

    INVESTORS SHOULD CONSULT THEIR OWN TAX ADVISORS WITH RESPECT TO THE APPLICABILITY OF THE FOREGOING GENERAL COMMENTS TO THEIR OWN PARTICULAR SITUATIONS AND AS RESPECTS STATE AND LOCAL TAX CONSEQUENCES OF AN
INVESTMENT IN UNITS.

                   PUBLIC OFFERING OF UNITS

Public Offering Price

    The Public Offering Price of Units, including Additional Units, during the initial public offering period is computed by adding to the aggregate offering price of the Securities in a Trust, and thereafter, by adding to the aggregate bid price of the Securities in the Trust, any money in the Principal Account other than money required to redeem previously tendered Units and money to be distributed to the Sponsor or solely to Unit Holders other than the purchasing Unit Holders, dividing such sum by the number of Units outstanding, and then adding a sales charge (as shown in Part A- -"Summary of Essential Information--Special Considerations"). For the short and short intermediate term Trusts, this Sales Charge will be reduced over the life of the Trust, as set forth under Part A--"Summary of Essential Information--Public Offering Price". For purchases settling after the first settlement date (including purchases of Units created after the initial date of deposit) a proportionate share of accrued and undistributed interest on the Securities from the purchase date to, but not including, the settlement date for Units purchased is also added to the Public Offering Price. The Public Offering Price on the date specified in this Prospectus or on any subsequent date will vary in accordance with fluctuations in the evaluation of the underlying Securities in each Trust.

    During the initial public offering period and thereafter, the aggregate bid or offering prices of the Securities in the Trust, as is appropriate, shall be determined for the Trust by the Evaluator in the following manner: (a) on the basis of current bid or offering prices for the Securities as obtained from investment dealers or brokers (including the Depositor), (b) if bid or offering prices are not available for the Securities, on the basis of current bid or offering prices for comparable securities, (c) by determining the value of the Securities on the bid or offering side of the market by appraisal, or (d) by any combination of the above. The value of insurance obtained by the issuer of a Security is reflected and included in the market value of such Security. With respect to the initial evaluation of the offering prices of Securities which at the Date of Deposit were subject to syndicate offering period pricing restrictions, it is the practice of the Evaluator to determine such evaluation on the basis of the syndicate offering price, unless factors cause the Evaluator to conclude that such syndicate offering price does not then accurately reflect the fair market value of such Securities, in which case the Evaluator will also take into account the other criteria described above for the purpose of making its determination. Such evaluations and computations will be made during the initial public offering period on the offering side of the market as of the close of business on each day commencing with the Date of Deposit of the Securities, and will be effective for all sales of Units made during the preceding 24-hour period. Following the initial public offering period, evaluations made for purposes of secondary market transactions by the Sponsor will be made on the bid side of the market on each business day as of the Evaluation Time, effective for all sales made during the preceding 24-hour period. Evaluations for purposes of redemptions by the Trustee will be made each business day as of the Evaluation Time, effective for all redemptions made subsequent to the last preceding determination. The price at which Units may be repurchased by the Sponsor in the secondary market could be less than the price paid by the Unit Holder. For information relating to the calculation of the Redemption Price, which, like the Public Offering Price in the secondary market, is based upon the aggregate bid price of the underlying Securities and which may be expected to be less than the aggregate offering price, see "Redemption".

    In addition to the Public Offering Price, the price of a Unit includes accrued interest on the Securities for purchase of Units which settle after the first settlement date for Units. Because of the varying interest payment dates of the Securities, accrued interest on the Securities at any point in time will be greater than the amount of interest actually received by the respective Trust and distributed to Unit Holders. Therefore, accrued interest is added to the value of the Units. If a Unit Holder sells all or a portion of his or her Units, such Unit Holder will ordinarily receive a proportionate share of the accrued interest from the purchaser of such Units. Similarly, if a Unit Holder redeems all or a portion of its Units, the Redemption Price per Unit will include accrued interest on the Securities.

    Securities deposited in a Trust on the Date of Deposit include an item of accrued but unpaid interest up to the Date of Deposit. Unless otherwise indicated in Part A--"Summary of Essential Information--Public Offering Price," in an effort to reduce the amount of accrued interest which investors would have to pay in addition to the Public Offering Price, the Trustee may advance to the Trust the amount of interest accrued on the Securities up to and including the first settlement date for Units; thus, the Sponsor can sell the Units at a price which includes accrued interest only from the day after the Date of Deposit. In such case, the Trustee will recover the amount of this advance from interest payments received on the Securities deposited in each Trust. Unless otherwise indicated in Part A--"Summary of Essential Information--Public Offering Price", the amount of accrued interest to be added to the Public Offering Price of Units purchased by Unit Holders will include accrued interest from the first settlement date for Units to, but not including, the settlement date of the investor's purchase, less any distributions from the Interest Account. Such proportionate share will be an asset of the Unit Holder and will be received in subsequent distributions or upon the sale of its Units.

    On the Date of Deposit, the Public Offering Price per Unit and the Sponsor's Initial Repurchase Price per Unit (based on the offering side evaluation of the Securities in a Trust) each exceeded the Redemption and Sponsor's Secondary Market Repurchase Price per Unit (based upon the bid side evaluation of the Securities in a Trust) by the amounts set forth in Part A--"Summary of Essential Information".

Public Distribution

    During the initial public offering period, Units, including Additional Units, will be distributed to the public by the Sponsor and through dealers at the Public Offering Price, calculated on each business day, plus accrued interest for Units which settle after the first settlement date. The initial public offering period is 30 days, unless all Units are sold prior thereto whereupon the initial public offering period will terminate. The initial public offering period may be extended by the Sponsor for as long as Units remain unsold. Upon the termination of the initial public offering period, unsold Units or Units acquired by the Sponsor in the secondary market referred to below may be offered to the public by this

Prospectus at the then current Public Offering Price calculated daily, plus accrued interest.

    The Sponsor intends to qualify Units in states selected by the Sponsor for sale by the Sponsor, and from time to time may offer Units for sale through dealers who are members of the National Association of Securities Dealers, Inc.

Secondary Market

    While not obligated to do so, it is the Sponsor's present intention to maintain a secondary market for Units of the Trust and to offer continuously to repurchase Units from Unit Holders at the applicable Sponsor's Repurchase Price. During the initial public offering period, the Sponsor's Repurchase Price is computed by adding to the aggregate of the offering prices of the Securities in the Trust any money in the Principal Account other than money required to redeem tendered Units, plus accrued interest, deducting therefrom expenses of the Trustee, Evaluator, Sponsor and counsel, and taxes, if any, and then dividing the resulting sum by the number of Units outstanding, as of the date of such computation. After the initial public offering period, the Sponsor's Repurchase Price is based on the aggregate of the bid prices of the Securities in the Trust. There is no refund of the sales charge, nor is there any additional sales charge incurred, when a Unit Holder sells Units back to the Sponsor. Any Units repurchased by the Sponsor at the Sponsor's Repurchase Price may be reoffered to the public by the Sponsor at the then current Public Offering Price, plus accrued interest. Any profit or loss resulting from the resale of such Units will belong to the Sponsor.

    If the supply of Units exceeds demand (or for any other business reason), the Sponsor may, at any time, occasionally, from time to time, or permanently, discontinue the repurchase of Units. In such event, although under no obligation to do so, the Sponsor may, as a service to Unit Holders, offer to repurchase Units at the Redemption Price, a price based on the current bid prices for the Securities, plus accrued interest. Alternatively, Unit Holders may redeem their Units through the Trustee.
The Redemption Price per Unit is computed based on the bid side evaluation of the Securities, not the offering side evaluation. There is no refund of the sales charge, nor is any additional sales charge incurred, when a Unit Holder tenders Units for redemption. If the Sponsor repurchases Units in the secondary market at the Redemption Price, it may reoffer these Units in the secondary market at the Public Offering Price, or the Sponsor may tender Units so purchased to the Trustee for redemption. In no event will the price offered by the Sponsor for the repurchase of Units be less than the current Redemption Price for those Units. (See "Redemption".)

    The bid prices for the Securities may be expected to be less than the offering prices. In the past, bid prices of securities similar to those in a short or short intermediate term trust have been lower than the offering prices thereof by as much as 1-1/4% of principal amount for inactively traded securities and as little as 1/4 of 1% in the case of actively traded issues. It can be expected that the difference between the bid and offering prices in a short or short intermediate term trust will average about 1/2% to 1% of principal amount. Bid prices of securities similar to those in an intermediate or intermediate long term trust have been lower than the offering prices thereof by as much as 2-1/2% and as little as 1/2 of 1%; the difference between the bid and offering prices will average about 1% to 2%. Bid prices of securities similar to those in a long term trust have been lower than the offering prices thereof by as much as 3-1/2% of principal amount for inactively traded securities and as little as 1/2 of 1% in the case of actively traded issues. It can be expected that the difference between the bid and offering prices will average about 1-1/2% to 2% of principal amount. All of the ranges discussed above are estimates only;
the actual difference for a particular Security or Trust may be greater or less, depending on market conditions. For this reason, among others (including the fact that the Public Offering Price includes a sales charge), the amount realized by a Unit Holder upon redemption or sale of Units may be less than the price paid by the Unit Holder for such Units.

Profit of Sponsor

    The Sponsor receives a sales charge on Units sold to the public. On the sale of Units to dealers, the Sponsor will retain the difference between the dealer concession and the sales charge. The Sponsor may have also realized a profit (or sustained a loss) on the deposit of the Securities in each Trust, representing the difference between the cost of the Securities to the Sponsor and the cost of the Securities to the Trust. In addition, the Sponsor may receive placement fees or may realize profits or sustain losses with respect to Securities acquired from underwriting syndicates of which the Sponsor is a member. The Trust may contain Securities which were acquired through the Sponsor's participation as sole underwriter or manager or as a member of the underwriting syndicate for such Securities. (See Part A--"Summary of Essential Information--Portfolio Summary as of Date of Deposit".) An underwriter typically purchases securities, such as the Securities in each Trust, from the issuer on a negotiated or competitive bid basis in order to market such securities to investors at a profit. The Sponsor may realize additional profit (or sustain a loss) due to daily fluctuations in the prices of the Securities in each Trust and, thus, in the Public Offering Price of Units received by the Sponsor during the initial offering period and during the maintenance of a secondary market, if any. Cash, if any, received by the Sponsor from the Unit Holders prior to the settlement date for purchase of Units or prior to the payment for Securities upon their delivery may be used in the Sponsor's business to the extent permitted by applicable regulations and may be of benefit to the Sponsor.

    The Sponsor may also realize profits (or sustain losses) while maintaining a secondary market in the Units, in the amount of any difference between the prices at which the Sponsor buys Units (based on the bid side of the Securities in each Trust) and the prices at which the Sponsor resells such Units (such prices include the sales charge) or the prices at which the Sponsor redeems such Units (also based on the bid side of the Securities in each Trust), as the case may be.

Volume Discount

    Although under no obligation to do so, the Sponsor intends to permit volume purchasers of Units to purchase Units at a reduced sales charge. The volume discount is available due to the realization of economies of scale in sales effort and sales-related expenses involved in volume purchases. The Sponsor may at any time change the amount by which the sales charge is reduced, or may discontinue the discount altogether.

    The reduced sales charges, as shown on the chart in Part A of this Prospectus, will apply to all purchases of Units of a particular Trust on any one day by the same person, partnership or corporation (other than a dealer) in the amounts stated herein. Purchases of Units of a particular

Trust will not be aggregated with concurrent purchases of Units of any other trust that may be offered by the Sponsor.

    Units held in the name of the purchaser's spouse or in the name of a purchaser's child under the age of 21 are deemed for volume discount purposes to be registered in the name of the purchaser. The reduced sales charges are also applicable to a trustee or other fiduciary, including a partnership or corporation, purchasing Units for a single trust estate or single fiduciary account.

                        EXCHANGE OPTION

    Unit Holders of any Dean Witter sponsored unit investment trust or any holders of units of any other unit investment trust (collectively, "Unit Holders") may elect to exchange any or all of their units for units of one or more of any series of the Dean Witter Select Municipal Trust or for units of any other Dean Witter sponsored unit investment trust that may from time to time be made available for such exchange by the Sponsor (the "Exchange Trusts"). Such units may be acquired at prices based on reduced sales charges per unit. The purpose of such reduced sales charge is to permit the Sponsor to pass on to the Unit Holder who wishes to exchange units the cost savings resulting from such exchange. The cost savings result from reductions in time and expense related to advice, financial planning and operational expense required for the Exchange Option. Series of the following Exchange Trusts are currently available: the Dean Witter Select Municipal Trust, the Dean Witter Select Government Trust, the Dean Witter Select Equity Trust, the Dean Witter Select Investment Trust and the Dean Witter Select Corporate Trust.

    Each Exchange Trust has different investment objectives; a Unit Holder should read the Prospectus for the applicable Exchange Trust carefully to determine the investment objective prior to exercise of this option.

    This option will be available provided the Sponsor maintains a secondary market in units of the applicable Exchange Trust and provided that units of the applicable Exchange Trust are available for sale and are lawfully qualified for sale in the state in which the Unit Holder is a resident. While it is the Sponsor's present intention to maintain a secondary market for the units of Exchange Trusts, there is no obligation on its part to do so. Therefore, there is no assurance that a market for units will in fact exist on any given date on which a Unit Holder wishes to sell or exchange Units; thus, there is no assurance that the Exchange Option will be available to any Unit Holder. The Sponsor reserves the right to modify, suspend or terminate this option at any time without further notice to Unit Holders. In the event the Exchange Option is not available to a Unit Holder at the time such Unit Holder wishes to exercise such option, the Unit Holder will be immediately notified and no action will be taken with respect to such tendered Units without further instruction from the Unit Holder.

    Exchanges will be effected in whole units only. Any excess proceeds from the surrender of a Unit Holder's Units will be returned. Alternatively, Unit Holders will be permitted to make up any difference between the amount representing the Units being submitted for exchange and the amount representing the units being acquired up to the next highest number of whole units.

    An exchange of Units pursuant to the Exchange Option will generally constitute a "taxable event" under the Code, i.e., a Unit Holder will recognize a gain or loss at the time of exchange. However, an exchange of Units of this Series of the Dean Witter Select Municipal Trust for units of any other series of the Exchange Trusts which are grantor trusts for U.S. federal income tax purposes will not constitute a taxable event to the extent that the underlying securities in each trust do not differ materially either in kind or in extent. Unit Holders are urged to consult their own tax advisors as to the tax consequences of exchanging Units in their particular cases.

    To exercise the Exchange Option, a Unit Holder should notify the Sponsor of the desire to acquire units of one or more of the Exchange Trusts. If units of the applicable outstanding series of the Exchange Trust are at that time available for sale, the Unit Holder may select the series or group of series for which its Units are to be exchanged. The Unit Holder will be provided with a current prospectus or prospectuses relating to each series in which interest is indicated.

    The exchange transaction will operate in a manner essentially identical to any secondary market transaction, i.e., Units will be repurchased at a price equal to the aggregate bid side evaluation per Unit of the Securities in the Portfolio, plus accrued interest. Units of the Exchange Trust will be sold to the Unit Holder at a price equal to the offering or bid side evaluation (as applicable) per unit of the securities in the Exchange Trust's Portfolio, plus accrued interest and the applicable sales charge of $25 per unit ($25 per 1,000 units in the case of a short term or a short intermediate term Exchange Trust or 2.5% of the Public Offering Price where the cost per unit is significantly less than $1.00). If a Unit Holder has held its Units for less than a five-month period the sales charge shall be the greater of (i) $25 or (ii) the difference between the sales charge on the Exchange Trust and the sales charge on the Trust currently held.

                     REINVESTMENT PROGRAMS

    Distributions of interest and principal, if any, from the intermediate term Trusts and the long term Trusts are made monthly, and distributions of interest from the short or short intermediate term Trusts are made to Unit Holders semiannually. Distributions of principal from the short or short intermediate term Trust may be made more frequently than semiannually.
(See "Administration of the Trust--Distributions from the Interest and Principal Accounts".) The Unit Holder has the option, however, of either receiving an interest check, together with any principal payments, from the Trustee or participating in a choice of reinvestment programs offered by the Sponsor: (i) the Dean Witter Select Municipal Reinvestment Fund, an open-end investment company whose investment objective is to provide a high level of current income which is not included in gross income for Federal income tax purposes, or (ii) the Active Assets Account. The Unit Holder may not choose reinvestment for Units of a Trust in both the Dean Witter Select Municipal Reinvestment Fund and the Active Assets Account. Participation in the reinvestment programs is conditioned on such programs' lawful qualification for sale in the state in which the Unit Holder is a resident. Upon enrollment in a reinvestment program, the Trustee will direct interest distributions and principal distributions, if any, to the chosen fund. The Dean Witter Select Municipal Reinvestment Fund is composed primarily of high yielding, long term bonds, the interest on which is not included in gross income for Federal tax purposes, that are managed by the InterCapital Division of the Sponsor. The Active Assets Account offers a choice of four funds as well as check writing and a variety of other privileges; there is an initial minimum requirement of a deposit with the InterCapital Division of $20,000 worth of cash or marginable securities upon enrollment. For more information concerning these funds, the Unit Holder should fill out and mail the attached card. The appropriate prospectus or prospectuses will be sent to the Unit Holder according to the indicated choice. A Unit Holder's election to participate in either reinvestment program will apply to all Units of each Trust owned by such Unit Holder. A Unit Holder should read the prospectus for the reinvestment program carefully before deciding to participate.

                          REDEMPTION

Tender of Units

    Units may be tendered to the Trustee for redemption at its unit investment trust office upon payment of any relevant tax. (See "Trustee".) At the present time there are no specific taxes related to the redemption of the Units. No redemption fee will be charged by the Sponsor or the Trustee. Units redeemed by the Trustee will be canceled.

    Certificates for Units to be redeemed must be properly endorsed or accompanied by a written instrument of transfer, although redemptions without the necessity of certificate presentation will be effected for record Unit Holders for whom Certificates have not been issued. Unit Holders must sign exactly as their name appears on the face of the Certificate with the signature guaranteed by an officer of a national bank or trust company or by a member firm of either the New York, Midwest or Pacific Stock Exchanges. In certain instances the Trustee may require additional documents such as, but not limited to, trust instruments, certificates of death, appointments as executor or administrator or certificates of corporate authority.

    Within seven calendar days following such tender, or if the seventh calendar day is not a business day, on the first business day prior thereto, the Unit Holder will be entitled to receive in cash an amount for each Unit tendered equal to the Redemption Price per Unit computed as of the Evaluation Time set forth in Part A--"Summary of Essential Information" on the date of tender. (See "Redemption--Computation of Redemption Price per Unit".) The date of tender is deemed to be the date on which Units are received by the Trustee, except that as regards Units received after the Evaluation Time, the date of tender is the first day after such date on which the New York Stock Exchange is open for trading, and such Units will be deemed to have been tendered to the Trustee on such day for redemption at the Redemption Price computed on that day.

    Accrued interest paid on redemption shall be withdrawn from the Interest Account, or, if the balance therein is insufficient, from the Principal Account. All other amounts paid on redemption shall be withdrawn from the Principal Account. The Trustee is empowered to sell Securities in order to make funds available for redemption. Such sales, if required, could result in a sale of Securities by the Trustee at a loss. To the extent Securities are sold, the size and diversity of the Trust will be reduced.

    The Trustee reserves the right to suspend the right of redemption and to postpone the date of payment of the Redemption Price per Unit for any period during which the New York Stock Exchange is closed, other than weekend and holiday closings, or trading on that Exchange is restricted or during which (as determined by the Securities and Exchange Commission by rule or regulation) an emergency exists as a result of which disposal or evaluation of the underlying Securities is not reasonably practicable, or for such other periods as the Securities and Exchange Commission has by order permitted. The Trustee is not liable to any person or in any way for any loss or damage that may result from any such suspension or postponement.

Computation of Redemption Price per Unit

    The Redemption Price per Unit of the Trust is determined by the Trustee on the basis of the bid prices of the Securities in the Trust (or contracts for Securities to be acquired by the Trust) as of the Evaluation Time on the date any such determination is made. The Redemption Price per Unit is each Unit's pro rata share, determined by the Trustee, of: (1) the aggregate value of the Securities in the Trust (or contracts for securities to be acquired by the Trust) on the bid side of the market (determined by the Evaluator as set forth below), (2) cash on hand in the Trust, and accrued and unpaid interest on the Securities as of the date of computation, less (a) amounts representing taxes or governmental charges payable out of the Trust, (b) the accrued expenses of the Trust, and (c) cash held for distribution to Unit Holders of record as of a date prior to the evaluation. Accrued interest payable in respect of the Units from the date of tender to, but not including, the fifth business day thereafter also comprises a part of the Redemption Price per Unit. The Evaluator may determine the value of the Securities in the Trust (1) on the basis of current bid prices for the Securities, (2) if bid prices are not available for any Securities, on the basis of current bid prices for comparable securities, (3) by appraisal, or (4) by any combination of the above. Securities insured under a policy obtained by the issuer thereof are entitled to the benefits of such insurance at all times and such benefits are reflected and included in the market value of such Securities.

Purchase by the Sponsor of Units
Tendered for Redemption

    The Indenture requires that the Trustee notify the Sponsor of any tender of Units for redemption. So long as the Sponsor is maintaining a bid in the secondary market, the Sponsor, prior to the close of business on the second succeeding business day, may purchase any Units tendered to the Trustee for redemption at the price so bid by making payment therefor to the Unit Holder in an amount not less than the Redemption Price not later than the day on which the Units would otherwise have been redeemed by the Trustee. (See "Public Offering of Units--Secondary Market".) Units held by the Sponsor may be tendered to the Trustee for redemption as any other Units.

    The price of any Units resold by the Sponsor will be the Public Offering Price determined in the manner provided in this Prospectus. (See "Public Offering of Units--Public Offering Price".) Any profit resulting from the resale of such Units will belong to the Sponsor which likewise will bear any loss resulting from a lower Public Offering or Redemption Price subsequent to its acquisition of such Units. (See "Public Offering of Units--Profit of Sponsor".)

                    RIGHTS OF UNIT HOLDERS

Certificates

    Ownership of Units is evidenced by registered certificates issued in denominations of one or more Units, which have been executed by the Trustee and the Sponsor. These Certificates are transferable or exchangeable upon presentation at the corporate trust office of the Trustee, properly endorsed or accompanied by an instrument of transfer satisfactory to the Trustee and executed by the Unit Holder or its authorized attorney, together with the payment of $2.00, if required by the Trustee (or such other amount as may be determined by the Trustee and approved by the Sponsor) and any other tax or governmental charge imposed upon the transfer of Certificates. The Trustee will replace any mutilated, lost, stolen or destroyed Certificate upon proper identification, satisfactory indemnity and payment of charges incurred. Any mutilated Certificate must be presented to the Trustee before any substitute Certificate will be issued.

Certain Limitations

    No Unit Holder shall have the right to vote except with respect to removal of the Trustee, certain amendments of the Indenture, or termination of a Trust. (See "Amendment and Termination of the Indenture".) Unit Holders shall have no right to control the operation or administration of a Trust in any manner, except upon the vote of 51% of the Unit Holders outstanding at any time for purposes of amendment, or termination of a Trust or discharge of the Trustee, all as provided in the Indenture.

    The death or incapacity of any Unit Holder (or the dissolution of the Sponsor) will not operate to terminate a Trust, nor entitle the legal representatives or heirs of such Unit Holder to claim an accounting or to take any other action or proceeding in any court for a partition or winding up of a Trust.

                     EXPENSES AND CHARGES

Initial Expenses

    All expenses and charges incurred prior to or in the establishment of each Trust, including the cost of bond insurance premiums for Securities for which the Sponsor has obtained bond insurance (if any), the initial preparation, printing and execution of the Indenture and the Certificates, the initial fees of the Evaluator, initial legal and auditing expenses, the cost of the preparation and printing of this Prospectus and all other advertising and selling expenses, have been or will be, paid by the Sponsor or the members of the underwriting account.

Fees

    The Sponsor's fee is set forth in Part A--"Summary of Essential Information--Sponsor's Annual Portfolio Supervision Fee". Such fee, earned for Portfolio supervisory services, is based upon the aggregate face amount of Securities in each Trust at the beginning of each calendar year and may exceed the actual costs of providing Portfolio supervisory services for these Trusts, but at no time will the total amount the Sponsor receives for Portfolio supervisory services rendered to all series of the Dean Witter Select Municipal Trust in any calendar year exceed the aggregate cost to the Sponsor of supplying such services in such year.

    For its services as Trustee under the Indenture, the Trustee receives annually the amount set forth under Part A--"Summary of Essential Information", computed monthly on the basis of the largest principal amount of Securities in each Trust at any time during the preceding month.
Certain regular and recurring expenses of a Trust, including certain mailing and printing expenses, are borne by the Trust. The Trustee also receives benefits to the extent that it holds funds on deposit in various non-interest bearing accounts created under the Agreement.

    For each evaluation of the Securities in each Trust, the Evaluator shall receive a fee, payable monthly, set forth under Part A--"Summary of Essential Information".

    The Sponsor's fee accrues monthly but is paid quarterly, and the Trustee's fees and the Evaluator's fees are payable semiannually in short and short intermediate term trusts (monthly in intermediate, intermediate long and long term trusts) on or before each Distribution Date from the Interest Account, to the extent funds are available and thereafter from the Principal Account. Any of such fees may be increased without approval of the Unit Holders in accordance with the terms of the Indenture.

Other Charges

    The following additional charges are or may be incurred by the Trusts, as more fully described in the Indenture: (a) fees of the Trustee for extraordinary services, (b) expenses of the Trustee (including legal expenses and the cost of an annual audit of the accounts of a Trust by an independent public accountant selected by the Sponsor) and of counsel designated by the Sponsor, (c) various governmental charges, (d) expenses and costs of any action taken by the Trustee to protect the Trust and the rights and interests of the Unit Holders, (e) indemnification of the Trustee for any loss, liability or expenses incurred by it in the administration of the Trust without gross negligence, bad faith, willful misfeasance or willful misconduct on its part or reckless disregard of its obligations and duties, (f) indemnification of the Sponsor for any losses, liabilities and expenses incurred in acting as Sponsor or Depositor under the Indenture without gross negligence, bad faith, willful misfeasance or willful misconduct or reckless disregard of its obligations and duties,
(g) expenditures incurred in contacting Unit Holders upon termination of the Trust and (h) to the extent then lawful, expenses (including legal, auditing and printing expenses) of maintaining registration or qualification of the Units and/or the Trust under Federal or state securities laws so long as the Sponsor is maintaining a market for the Units.

    The fees and expenses set forth herein are payable out of each Trust and when so paid by or owing to the Trustee are secured by a lien on that Trust. If the balances in the Interest and Principal Accounts are insufficient to provide for amounts payable by each Trust, the Trustee has the power to sell Securities to pay such amounts. To the extent Securities are sold, the size of such Trust will be reduced and the proportions of the types of Securities will change. Such sales might be required at a time when Securities would not otherwise be sold and might result in lower prices than might otherwise be realized. Moreover, due to the minimum principal amount in which Securities may be required to be sold, the proceeds of such sales may exceed the amount necessary for the payment of such fees and expenses.

                  ADMINISTRATION OF THE TRUST

Records and Accounts

    The Trustee will keep records and accounts of all transactions of each Trust at its unit investment trust office. (See "Trustee".) These records and accounts and executed copies of the Indenture will be available for inspection by Unit Holders at reasonable times during normal business hours. The Trustee will additionally keep on file for inspection by Unit Holders a current list of the Securities held in a Trust. In connection with the storage and handling of certain Securities deposited in the Trust, the Trustee is authorized to use the services of Depository Trust Company. These services would include safekeeping of the Securities, coupon-clipping, computer book-entry transfer and institutional delivery services. under the Banking Law of the State of New York, a member of the Federal Reserve System and a clearing agency registered under the Securities Exchange Act of 1934.

Distribution

    The Trustee will collect the interest on the Securities (including monies representing penalties for the failure to make timely payments on the Securities, liquidated damages for default or breach of any condition or term of the Securities, and monies paid (if any) pursuant to any contract of insurance representing interest on the Securities) as it becomes payable, and credit such interest to a separate Interest Account created by the Indenture. All monies received by the Trustee from sources other than interest will be credited to a separate Principal Account. All funds collected or received will be held by the Trustee in trust without interest to Unit Holders as part of each Trust or the Reserve Account (if any) established pursuant to the Indenture, for taxes or charges referred to herein until required to be disbursed in accordance with the provisions of the Indenture.

Distribution of Interest and Principal

    Interest and principal received by the Trust will be distributed on each Distribution Date on a pro rata basis to Unit Holders of record as of the preceding Record Date. All distributions will be net of applicable expenses, funds required for the redemption of Units and, if applicable, reimbursements to the Trustee for interest payments advanced to Unit Holders on previous monthly Distribution Dates. (See Part A--"Summary of Essential Information", "Expenses and Charges" and "Redemption".)

    The pro rata share of the Interest Account and the pro rata share of cash in the Principal Account represented by each Unit will be computed by the Trustee each month as of the Record Date. (See Part A--"Summary of Essential Information".) Proceeds received from the disposition of any of the Securities subsequent to a Record Date and prior to the next succeeding Distribution Date will be held in the Principal Account and will not be distributed until the following Distribution Date. The distribution to Unit Holders as of each Record Date will be made on the following Distribution Date or shortly thereafter and shall consist of an amount substantially equal to one-twelfth of such Unit Holders' pro rata share of the estimated annual income to be credited to the Interest Account after deducting estimated expenses (the "Interest Distribution") plus such Unit Holders' pro rata share of the cash balance in the Principal Account computed as of the close of business on the preceding Record Date. Persons who purchase Units between a Record Date and a Distribution Date will receive their first distribution on the second Distribution Date following their purchase of Units. No distribution need be made from the Principal Account if the balance therein is less than an amount sufficient to distribute the Minimum Principal Distribution per Unit set forth in Part A of the Prospectus. (See "Summary of Essential Information".) The Interest Distribution per Unit initially will be in the amount shown under "Summary of Essential Information" in Part A and will change as the income and expenses of the Trust change and as Securities are exchanged, redeemed, paid down or sold.

    Because interest on the Securities is not received by a Trust at a constant rate throughout the year, any semiannual Interest Distribution or monthly Interest Distribution may be equal to, greater than or less than the amount actually received by that Trust representing interest on the Securities in its Portfolio as of a Distribution Date. In order to make Interest Distributions at a constant amount, the Trustee is required under the Indenture to advance such amounts as may be necessary to provide such level Interest Distributions, thereby eliminating fluctuations which would otherwise occur in such distributions as a result of the variances in interest payments on Securities in the Trusts. The Trustee will be reimbursed, without interest, for any such advances from interest received on the Securities thereafter. If all or a portion of the Securities for which advances have been made subsequently fail to pay interest when due, the Trustee may recoup advances made by it in anticipation of receipt of interest payments on such Securities by reducing the amount otherwise distributable per Unit with respect to one or more monthly Interest Distributions. If Units are redeemed subsequent to such advances by the Trustee, but prior to receipt by the Trustee of actual notice of such failure to pay interest, the amount of which was so advanced by the Trustee, each remaining Unit Holder will be subject to a greater pro rata reduction in its monthly Interest Distribution than would have occurred absent such redemptions. Funds which are available for future distributions, payments of expenses and redemptions are in accounts which are non-interest bearing to Unit Holders and are available for use by the Trustee, pursuant to normal banking procedures. In addition, because of the varying interest payment dates of the Securities comprising the Trust's Portfolio, accrued interest at any point in time will be greater than the amount of interest actually received by the Trust and distributed to Unit Holders. This excess accrued but undistributed interest amount (the "accrued interest carryover"), will be added to the value of the Units on any purchase after the date of the Prospectus.

    The Trust has been structured so that a positive cash balance in the Interest Account will be available to pay the current expenses and charges of each Trust. Therefore, it is not anticipated that the Trustee will have to sell Securities in each Trust to pay such expenses. The Trustee, when making Interest Distributions, will have previously deducted from the Interest Account the expenses and charges mentioned above, and thus will distribute on each Distribution Date an amount which will be less than the interest accrued to each Unit Holder on or immediately prior to such Distribution Date by amounts equal to the current expenses and charges of each Trust. The amount paid to a Unit Holder on a Distribution Date typically includes interest which has recently been paid on the Securities in the Trust. To the extent such recently received interest payments exceed the amount of the next regularly scheduled Interest Distribution, such interest will be held by the Trustee until the next following Distribution Date as an asset of the Unit Holders and will be included as part of the amount which will be received in subsequent Interest

Distributions, upon the sale of Units or, in part, upon the sale, redemption, or maturity of Securities in each Trust.

    The Trustee will distribute to Unit Holders an amount equal to such Unit Holder's pro rata share of the cash balance in the Principal Account resulting from the sale, redemption or maturity of Securities, less any monies received as proceeds of Securities which were sold to redeem tendered Units. In a short or short intermediate term trust, the pro rata share of the cash balance in the Principal Account will be distributed within one month of the date of such sale, redemption or maturity of Securities (the "Principal Record Date") to all Unit Holders of record on the Principal Record Date. In an intermediate, intermediate long or long term trust, the pro rata share of the cash balance in the Principal Account will be distributed on each Distribution Date, or shortly thereafter, to Unit Holders of record on the preceding Record Date.

    Any amounts to be paid on redemption of Units representing interest shall be withdrawn from the Interest Account to the extent funds are available. All other amounts paid on redemption shall be withdrawn from the Principal Account.

    The Trustee has agreed to advance to the Trust the amount of accrued interest due on the Securities in the Portfolio from their respective issue dates or previous interest payment dates through the first expected settlement date. This accrued interest amount will be paid to the Sponsor as the holder of record of all Units on such date. Consequently, when the Sponsor sells Units of a Trust after the date of the Prospectus, the amount of accrued interest to be added to the Public Offering Price of the Units purchased by an investor will include only accrued interest from the first expected settlement date to, but not including, the date of settlement of the investor's purchase (normally five business days after purchase), less any distributions from the Interest Account. Since a person who contracts to purchase Units on the date of the Prospectus will settle such purchase on the first expected settlement date of Units, no accrued interest will be added to the Public Offering Price. The Trustee will recover its advancements to the Trust (without interest or other cost to the Trust) from interest received on the Securities deposited in the Trust.

Reports to Unit Holders

    With each distribution, the Trustee will furnish to the Unit Holders, a statement of the amount of interest and other receipts, if any, distributed, expressed in each case as a dollar amount per Unit (or per 1,000 Units, in the case of a short or short intermediate term Trust) and a change of address card. In the event that the Issuer of any of the Securities fails to make payment when due of any interest or principal and such failure results in a change in the amount which would otherwise be distributed as a distribution, the Trustee will, with the first such distribution following such failure, set forth in an accompanying statement, the Issuer and the Securities, the amount of the reduction in the distribution per Unit resulting from such failure, the percentage of the aggregate face amount of Securities which such Security represents and, to the extent then determined, information regarding any disposition or legal action with respect to such Security. Within two months after the end of each calendar year, the Trustee will furnish to each person who at any time during such calendar year was a Unit Holder of record a statement setting forth:

    As to the Interest Account: the amount of interest received on the Securities and the percentage of such amount by states and territories in which the Issuers of the Securities are located; the amount paid from the Interest Account upon the redemption of Units; the deductions from the Interest Account for applicable taxes or other governmental charges, if any, and fees and expenses of the Sponsor (if any), the Trustee, the Evaluator and counsel; the deductions from the Interest Account for payment into the Reserve Account; and the net amount remaining after such payments and deductions expressed both as a total dollar amount and as a dollar amount per Unit (or per 1,000 Units) outstanding on the last business day of such calendar year.

    As to the Principal Account: the dates of the sale, maturity, liquidation or redemption of any of the Securities and the net proceeds received therefrom, excluding any portion credited to the Interest Account; the amount paid from the Principal Account representing the Units which were redeemed; if amounts in the Interest Account were insufficient, the deductions from the Principal Account, if any, for payment of applicable taxes or other governmental charges, fees and expenses of the Sponsor (if any), the Trustee, the Evaluator and counsel; if amounts in the Interest Account were insufficient, the deductions from the Principal Account for payment into the Reserve Account; and the net amount remaining after such payments and deductions expressed both as a total dollar amount and as a dollar amount per Unit (or per 1,000 Units) outstanding on the last business day of such calendar year.

    The following information: a list of the Securities of the last business day of such calendar year; the number of Units outstanding on the last business day of such calendar year; the Redemption Price per Unit (or per 1,000 Units) based on the last Trust evaluation made during such calendar year; and the amounts actually distributed during such calendar year from the Interest and Principal Accounts, separately stated, expressed both as total dollar amounts and as dollar amounts per Unit (or per 1,000 Units) outstanding on the Record Dates for such distributions.

    In order to comply with state and local tax reporting requirements, the Trustee will furnish to Unit Holders, upon request, evaluations of the Securities as determined by the Evaluator. The accounts of the Trust shall be audited not less frequently than annually by independent certified public accountants designated by the Sponsor, and the report of such accountants will be furnished by the Trustee to Unit Holders upon request.

                            SPONSOR

    Dean Witter Reynolds Inc. ("Dean Witter") is a corporation organized under the laws of the State of Delaware and is a principal operating subsidiary of Dean Witter, Discover & Co., a publicly-traded corporation ("DWDC"). Dean Witter is a financial services company that provides to its individual, corporate, and institutional clients services as a broker in securities and commodities, a dealer in corporate, municipal, and government securities, an investment banker, an investment adviser, and an agent in the sale of life insurance and various other products and services. Dean Witter is a member firm of the New York Stock Exchange, the American Stock Exchange, the Chicago Board Options Exchange, other major securities exchanges and the National Association of Securities Dealers, and is a clearing member of the Chicago Board of Trade, the Chicago Mercantile Exchange, the Commodity Exchange Inc., and other major commo-dities exchanges. Dean Witter is currently servicing its clients through a network of approximately 375 domestic and international offices with approximately 7,500 account executives servicing individual and institutional client accounts.

Limitations on Liability

    The Sponsor is liable for the performance of its obligations arising from its responsibilities under the Indenture, but will be under no liability to Unit Holders for taking any action or refraining from any action in good faith or for errors in judgment or liable or responsible in any way for depreciation or loss incurred by reason of the sale of any Securities, except in case of its own willful misfeasance, bad faith, gross negligence or reckless disregard for its obligations and duties. (See "Sponsor-Responsibility".)

Responsibility

    The Trust is a unit investment trust and is not actively managed. The Indenture, however, permits the Sponsor to direct the Trustee to dispose of any Security in the Trust upon the happening of certain events, including without limitation, the following:

    1. Default in the payment of principal or interest on any Security when due and payable,

    2. Institution of legal proceedings seeking to restrain or enjoin the payment of any Security or attacking their validity,

    3. A breach of covenant or warranty which could adversely affect the payment of debt service on the Security,

    4. Default in the payment of principal or interest on any other outstanding obligations of the same Issuer of any Security,

    5. In the case of a Security that is a revenue bond, a fall in revenues, based upon official reports, substantially below the estimated revenues calculated to be necessary to pay principal and interest,

    6. A decline in market price to such an extent, or such other market or credit factor, as in the opinion of the Sponsor would make retention of a Security detrimental to the Trust and to the interests of the Unit Holders,

    7. Refunding or refinancing of the Security, as set forth in the Indenture for the Trust, or

    8. The loss of Federal income tax exemption with respect to interest on the Security.

    The Sponsor intends to monitor continuously developments affecting the Securities in each Trust in order to determine whether the Trustee should be directed to dispose of any such Securities.

    It is the responsibility of the Sponsor to instruct the Trustee to reject any offer made by an Issuer of any of the Securities to issue new obligations in exchange and substitution for any Security pursuant to a refunding or refinancing plan, except that the Sponsor may instruct the Trustee to accept such an offer or to take any other action with respect thereto as the Sponsor may deem proper if the Issuer is in default with respect to such Security or in the judgment of the Sponsor the Issuer will probably default in respect to such Security in the foreseeable future.

    Any obligations so received in exchange or substitution will be held by the Trustee subject to the terms and conditions of the Indenture to the same extent as Securities originally deposited thereunder. Within five days after the deposit of obligations in exchange or substitution for any of the underlying Securities, the Trustee is required to give notice thereof to each Unit Holder, identifying the Securities eliminated and the Securities substituted therefor. Except as stated in this and the preceding paragraph, the acquisition by the Trust of any securities other than the Securities initially deposited and any additional Securities supplementally deposited in the Trust (see "Introduction" herein), and/or a Replacement Security is prohibited.

Resignation

    If at any time the Sponsor shall resign under the Indenture or shall fail to perform or be incapable of performing its duties thereunder or shall become bankrupt or if its affairs are taken over by public authorities, the Indenture directs the Trustee to either (1) appoint a successor Sponsor or Sponsors at rates of compensation deemed reasonable by the Trustee not exceeding amounts prescribed by the Securities and Exchange Commission, or (2) terminate the Trust. The Trustee will promptly notify Unit Holders of any such action.

                            TRUSTEE

    The Trustee for the Trust will be specified in Part A of this prospectus and be either United States Trust Company of New York or The Bank of New York. United States Trust Company of New York, with its principal place of business at 114 West 47th Street, New York, New York 10036, and its unit investment trust office at 770 Broadway, New York, New York 10003, has, since its establishment in 1853, engaged primarily in the management of trust and agency accounts for individuals and corporations. The Bank of New York has its principal place of business at 48 Wall Street, New York, New York 10286, and its unit investment trust office at 101 Barclay Street, New York, New York 10286. Unit Holders should direct inquiries regarding distributions, address changes and other matters relating to the administration of a Trust for which The Bank of New York is Trustee to Unit Investment Trust Division, P.O. Box 974, Wall Street Station, New York, New York 10268-0974.

    The Trustee is a member of the New York Clearing House Association and is subject to supervision and examination by the Superintendent of Banks of the State of New York, the Federal Deposit Insurance Corporation and the Board of Governors of the Federal Reserve System. In connection with the storage and handling of certain Securities deposited in a Trust, the Trustee may use the services of the Depository Trust Company. These services may include safekeeping of the Securities and coupon-clipping, computer book-entry transfer and institutional delivery services. The Depository Trust Company is a limited purpose trust company organized under the Banking Law of the State of New York, a member of the Federal Reserve System and a clearing agency registered under the Securities Exchange Act of 1934.

Limitations on Liability

    The Trustee shall not be liable or responsible in any way for depreciation or loss incurred by reason of the disposition of any moneys, Securities or Certificates or in respect of any evaluation or for any action taken in good faith reliance on prima facie properly executed documents except in cases of willful misfeasance, bad faith, gross negligence or reckless disregard for its obligations and duties. In addition, the Indenture provides that the Trustee shall not be personally liable for any taxes or other governmental charges imposed upon or in respect of the Trust which the Trustee may be required to pay under current or future laws of the United States or any other authority having jurisdiction.

Responsibility

    For information relating to the responsibilities of the Trustee under the Indenture, reference is made to the material set forth under "Rights of Unit Holders" and "Sponsor--Resignation".

Resignation and Removal

    By executing an instrument in writing and filing the same with the Sponsor, the Trustee and any successor may resign. In such an event the Sponsor is obligated to appoint a successor trustee as soon as possible.
If the Trustee becomes incapable of acting or becomes bankrupt or its affairs are taken over by public authorities, the Sponsor may remove the Trustee and appoint a successor as provided in the Indenture. The Sponsor may remove the Trustee in the event that the Sponsor determines that the Trustee has materially failed to perform its duties under the Indenture and the interest of Unit Holders has been substantially impaired as a result, and such failure has continued for a period of sixty days following the Trustee's receipt of notice of such determination by the Sponsor. The Sponsor may also remove the Trustee in other instances as specified in the Indenture. Such resignation or removal shall become effective upon the acceptance of appointment by the successor trustee. If upon resignation of a trustee no successor has been appointed or, if appointed, has not accepted the appointment within thirty days after notification, the retiring trustee may apply to a court of competent jurisdiction for the appointment of a successor. The resignation or removal of a trustee becomes effective only when the successor trustee accepts its appointment as such or when a court of competent jurisdiction appoints a successor trustee.

                           EVALUATOR

    The Evaluator is Kenny S&P Evaluation Services, a division of Kenny Information Systems, Inc., with main offices located at 65 Broadway, New York, New York 10004.

Limitations on Liability

    The Trustee, Sponsor and Unit Holders may rely on any evaluation furnished by the Evaluator and shall have no responsibility for the accuracy thereof. Determinations by the Evaluator under the Indenture shall be made in good faith upon the basis of the best information available to it, provided, however, that the Evaluator shall be under no liability to the Trustee, the Sponsor, or Unit Holders for errors in judgment. But this provision shall not protect the Evaluator in cases of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties.

Responsibility

    The Indenture requires the Evaluator to evaluate the Securities in a Trust on the basis of their bid prices on the last business day of June and December in each year, on the day on which any Unit is tendered for redemption and on any other day such evaluation is desired by the Trustee or is requested by the Sponsor. For information relating to the responsibility of the Evaluator to evaluate the Securities on the basis of their offering or bid prices as appropriate, see "Public Offering of Units--Public Offering Price".

Resignation

    The Evaluator may resign or may be removed by the Sponsor, and in such event, the Sponsor is to use its best efforts to appoint a satisfactory successor. Such resignation or removal shall become effective upon the acceptance of appointment by a successor evaluator. If upon resignation of the Evaluator no successor has accepted appointment within thirty days after notice of resignation, the Evaluator may apply to a court of competent jurisdiction for the appointment of a successor.

          AMENDMENT AND TERMINATION OF THE INDENTURE

Amendment

    The Sponsor and the Trustee have the power to amend the Indenture without the consent of any of the Unit Holders when such an amendment is
(1) to cure any ambiguity or to correct or supplement any provision of the Indenture which may be defective or inconsistent with any other provision contained therein, or (2) to make such other provisions as shall not adversely affect the interests of the Unit Holders; provided that the Indenture may also be amended by the Sponsor and the Trustee (or the performance of any of the provisions of the Indenture may be waived) with the consent of Unit Holders owning 51% of the Units of the Trust at the time outstanding for the purposes of adding any provisions to or changing in any manner or eliminating any of the provisions of the Indenture or of modifying in any manner the rights of Unit Holders. In no event, however, shall the Indenture be amended to increase the number of Units issuable thereunder, to permit the deposit or acquisition of securities or other property either in addition to or in substitution for any of the Securities initially deposited in the Trust, except for the substitution of certain refunding securities for such Securities as initially provided in the Indenture or in connection with a supplemental deposit of Securities and issuance of Additional Units, nor shall the Indenture be amended to provide the Trustee with the power to engage in business or investment activities not specifically authorized in the Indenture as originally adopted or so as to affect adversely the characterization of the Trust as a grantor trust for Federal income tax purposes. In the event of any amendment, the Trustee is obligated to notify promptly all Unit Holders of the substance of such amendment.

Termination

    The Trust may be terminated at any time by the consent of the holders of 51% of the Units or by the Trustee upon the direction of the Sponsor when the value of the Trust as shown on the last business day of June or December in any year is less than 40% of the value of the Securities initially deposited therein supplemented by the deposit of additional Securities, if any. However, in no event may the Trust continue beyond the Mandatory Termination Date set forth under Part A--"Summary of Essential Information." In the event of termination, written notice thereof will be sent by the Trustee to all Unit Holders. Within a reasonable period after termination, the Trustee will sell any Securities remaining in the terminated Trust, and, after paying all expenses and charges incurred by the Trust, will distribute to each Unit Holder, upon surrender for cancellation of his Certificate for Units, his pro rata share of the balances remaining in the Interest and Principal Accounts. The sale of Securities in a Trust upon termination may result in a lower amount than might otherwise be realized if such sale were not required at such time. For this reason, among others, the amount realized by a Unit Holder upon termination may be less than the principal amount of Securities represented by the Units held by such Unit Holder.

                        LEGAL OPINIONS

    Certain legal matters in connection with the Units offered hereby have been passed upon by Cahill Gordon & Reindel, a partnership including a professional corporation, 80 Pine Street, New York, New York 10005, as special counsel for the Sponsor.

                           AUDITORS

    The financial statements of the Trust included in this Prospectus have been audited by Deloitte & Touche, certified public accountants, as stated in their report appearing herein, and are included in reliance upon such report given upon the authority of that firm as experts in accounting and auditing.

                         BOND RATINGS

Standard & Poor's Corporation

    A Standard & Poor's Corporation corporate or municipal debt rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. This assessment of creditworthiness may take into consideration obligors such as guarantors, insurers, or lessees.

    The bond rating is not a recommendation to purchase or sell a security, inasmuch as it does not comment as to market price or suitability for a particular investor.

    The ratings are based on current information furnished to Standard & Poor's Corporation by the issuer or obtained by Standard & Poor's Corporation from other sources it considers reliable. Standard & Poor's Corporation does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may
__________

2  As described by the rating agencies.

be changed, suspended or withdrawn as a result of changes in, or unavailability of, such information.

    The ratings are based, in varying degrees, on the following considerations: (1) likelihood of default -- capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation; (2) nature of and provisions of the obligation; and (3) protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

    AAA -- Debt rated "AAA" has the highest rating assigned by Standard & Poor's Corporation. Capacity to pay interest and repay principal is extremely strong.

    AA -- Debt rated "AA" has a very strong capacity to pay interest and repay principal, differs from the highest rated issues only in small degree.

    A -- Debt rated "A" has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

    BBB -- Debt rated "BBB" is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

    Plus (+) or Minus (-): The ratings from "AA" to "BB" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

    Provisional Ratings: The letter "p" indicates that the rating is provisional. A provisional rating assumes the successful completion of the project being financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, while addressing credit quality subsequent to completion, makes no comment on the likelihood of, or the risk of default upon failure of, such completion. The investor should exercise judgment with respect to such likelihood and risk.

    Bond Investment Quality Standards: Under present commercial bank regulations issued by the Comptroller of the Currency, bonds rated in the top four categories ("AAA," "AA," "A," "BBB," commonly known as "Investment Grade" ratings) are generally regarded as eligible for bank investment. In addition, the laws of various states governing legal investments impose certain rating or other standards for obligations eligible for investment by savings banks, trust companies, insurance companies and fiduciaries generally.

Moody's Investors Service

    A brief description of the applicable Moody's Investors Service's rating symbols and their meanings is as follows:

    Aaa -- Bonds which are rated "Aaa" are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

    Aa -- Bonds which are rated "Aa" are judged to be of high quality by all standards. Together with the "Aaa" group they comprise what are generally known as high grade bonds. "Aa" bonds are rated lower than the best bonds because margins of protection may not be as large as in "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in "Aaa" securities.

    A -- Bonds which are rated "A" possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

    Baa -- Bonds which are rated "Baa" are considered as medium grade obligations; i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

    Rating symbols may include numerical modifiers "1," "2," or "3." The numerical modifier "1" indicates that the security ranks at the high end, "2" in the mid-range, and "3" nearer the low end of the generic category. These modifiers of rating symbols "Aa," "A" and "Baa" are to give investors a more precise indication of relative debt quality in each of the historically defined categories.

    Conditional ratings, indicated by "Con" are given to bonds for which the security depends upon the completion of some act or the fulfillment of some condition. These are bonds secured by (a) earnings of projects under construction, (b) earnings of projects unseasoned in operating experience,
(c) rentals which begin when facilities are completed, or (d) payments to which some other limiting condition attaches. A parenthetical rating denotes probable credit stature upon completion of construction or elimination of basis of condition.

    The following summarizes the applicable designations used by Moody's for short-term notes and short-term loans:

    MIG 1 -- Loans bearing this designation are of the best quality, enjoying strong protection from established cash flows of funds for their servicing or from established and broad-based access to the market for refinancing, or both.

    MIG 2 -- Loans bearing this designation are of high quality, with margins of protection ample although not so large as in the preceding group.

Fitch Investors Service, Inc.

    A brief description of the applicable Fitch Investors Services, Inc. rating symbols and their meanings is as follows:

    AAA -- Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

    AA -- Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated "AAA." Because bonds rated in the "AAA" and "AA" categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated "F-1+."

    A -- Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

    BBB -- Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

    Plus (+) Minus (-): Plus and minus signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in the "AAA" category.

    Conditional: A conditional rating is premised on the successful completion of a project or the occurrence of a specific event.

             FEDERAL TAX FREE VS. TAXABLE INCOME


    This table shows the approximate yields which taxable securities must earn in various income brackets to produce, after Federal income tax, returns equivalent to tax-exempt bond yields. The table is computed on the theory that the taxpayer's highest bracket tax rate is applicable to the entire amount of any increase or decrease in his or her taxable income resulting from a switch from taxable to tax-exempt securities or vice versa. The table reflects the Federal income tax rates and tax brackets for the 1994 taxable year under the Code as in effect on the date of this Prospectus. Because the Federal rate brackets are subject to adjustment based on changes in the Consumer Price Index, the taxable equivalent yields for subsequent years may vary somewhat from those indicated in the table. Use this table to find your tax bracket. Read across to determine the approximate taxable yield you would need to equal a return free of Federal income tax.

1994 Tax Year
___________________________________________________________________________________

Taxable Income Bracket*                                Tax Exempt Yield
Joint            Single           Tax
Return           Return           Rate   4%   4.5%    5%     5.5%    6%    6.5%     7%

                                                 Taxable Equivalent Yield

Up to $38,000    Up to $22,750    15.0% 4.705 5.294  5.882  6.470  7.059   7.647   8.235
$38,000-91,850   $22,750-55,100   28.0% 5.555 6.250  6.944  7.638  8.333   9.028   9.722
$91,850-140,000  $55,100-115,000  31.0% 5.797 6.521  7.246  7.971  8.696   9.420  10.145
$140,000-250,000 $115,000-250,000 36.0% 6.250 7.031  7.812  8.593  9.375  10.156  10.937
Over $250,000    Over $250,000    39.6% 6.622 7.450  8.278  9.105  9.933  10.761  11.589


    *The income amount shown is income subject to Federal income tax reduced by adjustments to income, exemptions, and itemized deductions or the standard deduction. It is assumed that the investor is not subject to the alternative minimum tax. Where applicable, investors should take into account the provisions of the Code under which the benefit of certain itemized deductions and the benefit of personal exemptions are limited in the case of higher income individuals. Under the Code, an individual taxpayer with adjusted gross income in excess of a $111,800 threshold amount is subject to an overall limitation on certain itemized deductions, requiring a reduction equal to the lesser of (i) 3% of adjusted gross income in excess of the $111,800 threshold amount or (ii) 80% of the amount of such itemized deductions otherwise allowable. The benefit of each personal exemption is phased out for married taxpayers filing a joint return with adjusted gross income in excess of $167,700 and for single taxpayers with adjusted gross income in excess of $111,800. Personal exemptions are phased out at the rate of two percentage points for each $2,450 (or fraction thereof) of adjusted gross income in excess of the applicable threshold amount. The first three Federal tax brackets, the threshold amounts at which itemized deductions are subject to reduction, and the range over which personal exemptions are phased out will be adjusted for inflation in each year after 1994. The 36% and the 39.6% Federal tax brackets will be adjusted for inflation for each year after 1994, using 1993 as the base year.

                    CONTENTS OF REGISTRATION STATEMENT


            This registration statement comprises the following documents:

            The facing sheet.

            The Cross-reference Sheet.

            The Prospectus.

            The signatures.

            Consents of the Evaluator and Independent Auditors;
            all other consents were previously filed.

            The following exhibits:

          23.  1a.    Consent of Kenny S&P Evaluation Services,
                      a division of J.J. Kenny Co., Inc.

               1b.    Consent of Independent Auditors.

          27.         Financial Data Schedule.

                            CONSENT OF COUNSEL

            The consent of counsel to the use of its name in the Prospectus included in this Registration Statement is contained in its opinion filed as Exhibit 1.c. to this Registration
Statement.

                                SIGNATURES

            Pursuant to the requirements of the Securities Act of 1933, the registrant, Dean Witter Select Municipal Trust, Long Term Portfolio Series 103, certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 6 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, all in The City of New York and State of New York on the 14th day of December, 1995.

                        DEAN WITTER SELECT MUNICIPAL TRUST,
                        LONG TERM PORTFOLIO SERIES 103
                              (Registrant)

                        By:  DEAN WITTER REYNOLDS INC.
                                       (Depositor)

                             Thomas Hines
                             Thomas Hines
                             Authorized Signatory

            Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 6 to the Registration Statement has been signed on behalf of Dean Witter Reynolds
Inc., the Depositor, by the following person in the following capacities and by the following persons who constitute a majority of the Depositor's Board of Directors in The City of New York and State of New York on this 14th day of December, 1995.

                                          DEAN WITTER REYNOLDS INC.

Name                          Office

Philip J. Purcell             Chairman and Chief )
                              Executive Officer  )
                              and Director<F31>  )

                                                  By:  Thomas Hines
                                                       Thomas Hines
                                                       Attorney-in-fact<F31>



_________________________
<F31> Executed copies of the Powers of Attorney have been filed with the
      Securities and Exchange Commission in connection with the Registration Statement on Form S-6 for File No. 33-56389.

Name                          Office

Richard M. DeMartini          Director<F31>

Nancy S. Donovan              Director<F31>

Robert J. Dwyer               Director<F31>

Christine  A. Edwards         Director<F31>

James F. Higgins              Director<F31>

Stephen R. Miller             Director<F31>

Richard F. Powers             Director<F31>

Philip J. Purcell             Director<F31>








_________________________
<F31> Executed copies of the Powers of Attorney have been filed with the
      Securities and Exchange Commission in connection with the Registration Statement on Form S-6 for File No. 33-56389.